UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22496
American Funds Global Balanced Fund
(Exact name of registrant as specified in charter)
6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class A
| GBLAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 90	0.81%
Management's discussion of fund performance
The fund’s Class A shares gained 21.16% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class A (with sales charge) *	14.17%	4.64% )	4.27%
American Funds Global Balanced Fund — Class A (without sales charge) *	21.16%	5.89% )	4.89%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class C
| GBLCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 172	1.56%
Management's discussion of fund performance
The fund’s Class C shares gained 20.24% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class C (with sales charge) *	19.24%	5.10% )	4.25%
American Funds Global Balanced Fund — Class C (without sales charge) *	20.24%	5.10% )	4.25%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class T
| TFGBX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 62	0.56%
Management's discussion of fund performance
The fund’s Class T shares gained 21.44% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class T (with sales charge) 2	18.41%	5.61% )	5.68%
American Funds Global Balanced Fund — Class T (without sales charge) 2	21.44%	6.15% )	6.03%
MSCI ACWI (All Country World Index) 3	32.79%	11.08% )	10.49%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index 3	23.06%	6.05% )	6.54%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index 3	23.24%	6.94% )	7.21%
Bloomberg Global Aggregate Index 3	9.54%	(1.64) %	0.35%
Bloomberg Global Aggregate (USD Hedged) Index 3	9.92%	0.33% )	1.85%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net
assets
)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class F-1
| GBLEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 95	0.86%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 21.12% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class F-1 *	21.12%	5.84% )	4.84%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark
changed
from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services
Ltd
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class F-2
| GBLFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 64	0.58%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 21.43% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class F-2 *	21.43%	6.13% )	5.13%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe.
There
is
no
change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class F-3
| GFBLX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 53	0.48%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 21.54% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class F-3 2	21.54%	6.25% )	6.28%
MSCI ACWI (All Country World Index) 3	32.79%	11.08% )	10.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index 3	23.06%	6.05% )	6.71%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index 3	23.24%	6.94% )	7.35%
Bloomberg Global Aggregate Index 3	9.54%	(1.64) %	0.53%
Bloomberg Global Aggregate (USD Hedged) Index 3	9.92%	0.33% )	1.96%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-A
| CBFAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 94	0.85%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 21.10% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 529-A (with sales charge) *	16.87%	5.11% )	4.47%
American Funds Global Balanced Fund — Class 529-A (without sales charge) *	21.10%	5.86% )	4.84%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/
40
% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-C
| CBFCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 176	1.60%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 20.21% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 529-C (with sales charge) *	19.21%	5.06% )	4.43%
American Funds Global Balanced Fund — Class 529-C (without sales charge) *	20.21%	5.06% )	4.43%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your
documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-E
| CBFEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 118	1.07%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 20.82% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 529-E *	20.82%	5.62% )	4.60%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-T
| TFBGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 68	0.61%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 21.42% for the year ended October 31, 2024. That result compares with a
23.06
% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class 529-T (with sales charge) 2	18.40%	5.56% )	5.63%
American Funds Global Balanced Fund — Class 529-T (without sales charge) 2	21.42%	6.10% )	5.98%
MSCI ACWI (All Country World Index) 3	32.79%	11.08% )	10.49%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index 3	23.06%	6.05% )	6.54%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index 3	23.24%	6.94% )	7.21%
Bloomberg Global Aggregate Index 3	9.54%	(1.64) %	0.35%
Bloomberg Global Aggregate (USD Hedged) Index 3	9.92%	0.33% )	1.85%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-F-1
| CBFFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 74	0.67%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 21.31% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 529-F-1 *	21.31%	6.05% )	5.05%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the
60
%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-F-2
| FFGGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 64	0.58%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 21.45% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Global Balanced Fund — Class 529-F-2 2	21.45%	6.77% )
MSCI ACWI (All Country World Index) 3	32.79%	12.68% )
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index 3	23.06%	6.13% )
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index 3	23.24%	7.36% )
Bloomberg Global Aggregate Index 3	9.54%	(3.37) %
Bloomberg Global Aggregate (USD Hedged) Index 3	9.92%	(0.65) %
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global
Aggregate
Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-F-3
| FFBGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 60	0.54%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 21.46% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Global Balanced Fund — Class 529-F-3 2	21.46%	6.81% )
MSCI ACWI (All Country World Index) 3	32.79%	12.68% )
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index 3	23.06%	6.13% )
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index 3	23.24%	7.36% )
Bloomberg Global Aggregate Index 3	9.54%	(3.37) %
Bloomberg Global Aggregate (USD Hedged) Index 3	9.92%	(0.65) %
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no
expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-1
| RGBLX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 170	1.54%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 20.29% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-1 *	20.29%	5.11% )	4.12%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-2
| RGBBX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 171	1.55%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 20.26% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-2 *	20.26%	5.11% )	4.10%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-2E
| RGGHX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 141	1.28%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 20.57% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-2E *	20.57%	5.39% )	4.46%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-3
| RGBCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 123	1.11%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 20.79% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-3 *	20.79%	5.57% )	4.57%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-4
| RGBEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 91	0.82%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 21.14% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-4 *	21.14%	5.88% )	4.87%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means
to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-5E
| RGBHX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 70	0.63%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 21.37% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class R-5E 2	21.37%	6.09% )	6.05%
MSCI ACWI (All Country World Index) 3	32.79%	11.08% )	10.19%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index 3	23.06%	6.05% )	6.53%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index 3	23.24%	6.94% )	7.12%
Bloomberg Global Aggregate Index 3	9.54%	(1.64) %	0.77%
Bloomberg Global Aggregate (USD Hedged) Index 3	9.92%	0.33% )	2.07%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees
and expenses. When
applicable
, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-5
| RGBFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 59	0.53%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 21.51% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio
. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and Brazil-based companies were among the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-5 *	21.51%	6.19% )	5.18%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare
the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-037-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-6
| RGBGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 53	0.48%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 21.55% for the year ended October 31, 2024. That result compares with a 23.06% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets gained over the fund’s fiscal year amidst broadly strengthening economies and lowering inflation, though with mixed results across Europe and the Asia-Pacific regions. In bond markets, major central banks including the U.S. Federal Reserve cut interest rates as inflation eased. U.S. Treasury yields rose in the wake of the cut.
Equity returns were strong and results were boosted by investments in consumer discretionary, industrials, utilities and communication services. Regionally, U.S.-domiciled investments, which account for around half the total equity portfolio, contributed the most. Bonds contributed less to total returns than stocks.
Select holdings in financials and health care held back results as returns in these sectors lagged the broader portfolio. A modest cash position weighed on returns in the rising equity environment. Holdings in Finland and
Brazil
-based companies were
among
the top detractors from the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Cl ass R-6 *	21.55%	6.25% )	5.24%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	23.06%	6.05% )	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	23.24%	6.94% )	6.47%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
Bloomberg Global Aggregate (USD Hedged) Index †	9.92%	0.33% )	2.12%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,618%
Total number of portfolio holdings	$ 1,030%
Total advisory fees paid (in millions)	$ 116%
Portfolio turnover rate including mortgage dollar roll transactions	$ 114%
Portfolio turnover ra te excluding mortgage dollar roll transactions	$ 44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-037-1224 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that John G. Freund, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2024	112,000	5,000	26,000	None
October 31, 2023	102,000	4,000	21,000	None
Adviser and Affiliates2
October 31, 2024	Not Applicable	2,131,000	None	11,000
October 31, 2023	Not Applicable	2,183,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2024	2,173,000
October 31, 2023	2,208,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Global Balanced Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended October 31, 2024
Lit. No. MFGEFP4-037-1224 © 2024 Capital Group. All rights reserved.

Investment portfolio October 31, 2024

Common stocks 62.59%		Shares	Value (000)
Information technology 10.06%
	Microsoft Corp.	1,809,472	$735,279
	Broadcom, Inc.	4,071,639	691,242
	Apple, Inc.	1,662,646	375,608
	Samsung Electronics Co., Ltd.	4,575,055	193,367
	Accenture PLC, Class A	540,108	186,240
	Taiwan Semiconductor Manufacturing Co., Ltd.	5,832,200	183,401
	Texas Instruments, Inc.	899,116	182,664
	TDK Corp.	6,199,000	73,248
	GlobalWafers Co., Ltd.	2,288,957	29,577
	Intel Corp.	1,204,494	25,921
			2,676,547

Health care 8.87%
	Sanofi	3,353,685	353,847
	Novo Nordisk AS, Class B	2,492,485	278,694
	Gilead Sciences, Inc.	2,807,636	249,374
	Abbott Laboratories	2,108,813	239,076
	Eli Lilly and Co.	233,966	194,131
	UnitedHealth Group, Inc.	279,259	157,642
	Vertex Pharmaceuticals, Inc.[1]	243,064	115,694
	Stryker Corp.	240,031	85,518
	Molina Healthcare, Inc.[1]	246,414	79,153
	GE HealthCare Technologies, Inc.	896,822	78,337
	Alnylam Pharmaceuticals, Inc.[1]	279,703	74,566
	AbbVie, Inc.	362,717	73,947
	Medtronic PLC	822,383	73,398
	DexCom, Inc.[1]	940,599	66,293
	Thermo Fisher Scientific, Inc.	106,542	58,206
	GSK PLC	1,958,979	35,788
	Danaher Corp.	140,713	34,568
	Novartis AG	277,394	30,098
	Takeda Pharmaceutical Co., Ltd.	1,003,400	27,950
	AstraZeneca PLC	194,163	27,605
	BioMarin Pharmaceutical, Inc.[1]	398,246	26,241
			2,360,126

Industrials 8.45%
	RTX Corp.	3,642,027	440,649
	Carrier Global Corp.	3,078,925	223,899
	General Dynamics Corp.	556,330	162,231
	Safran SA	711,867	161,510
	BAE Systems PLC	8,282,159	133,554
	Volvo AB, Class B	4,891,995	126,989
	Daikin Industries, Ltd.	1,000,000	117,223
	Deutsche Post AG	2,491,331	100,078
	Recruit Holdings Co., Ltd.	1,378,600	84,538
	Honeywell International, Inc.	390,065	80,228
	CSX Corp.	2,280,135	76,704
	Thales SA	439,126	70,795
	Kingspan Group PLC	705,449	61,934
	Airbus SE, non-registered shares	366,174	55,801
	Melrose Industries PLC	7,505,130	46,574
	PACCAR, Inc.	396,422	41,339
	United Rentals, Inc.	49,250	40,030
	Rolls-Royce Holdings PLC[1]	5,717,278	39,684
	nVent Electric PLC	481,181	35,882
	L3Harris Technologies, Inc.	125,507	31,059
	General Electric Co.	178,769	30,709
	Caterpillar, Inc.	75,257	28,312
	Waste Management, Inc.	117,805	25,428
	Boeing Co. (The)[1]	129,133	19,281
	AtkinsRealis Group, Inc.	330,602	15,909
			2,250,340

American Funds Global Balanced Fund	1

Common stocks (continued)		Shares	Value (000)

Financials 8.04%
	ING Groep NV	16,181,382	$274,674
	Banco Bilbao Vizcaya Argentaria, SA	26,488,103	263,817
	B3 SA - Brasil, Bolsa, Balcao	113,391,216	208,309
	AIA Group, Ltd.	22,257,200	177,105
	BlackRock, Inc.	174,905	171,587
	Münchener Rückversicherungs-Gesellschaft AG	305,539	156,543
	Chubb, Ltd.	550,000	155,342
	HDFC Bank, Ltd. (ADR)	1,756,506	110,713
	HDFC Bank, Ltd.	1,625,101	33,397
	Zurich Insurance Group AG	184,516	109,414
	JPMorgan Chase & Co.	321,199	71,281
	Morgan Stanley	467,150	54,306
	BNP Paribas SA	765,274	52,278
	Mizuho Financial Group, Inc.	2,421,300	50,561
	Capital One Financial Corp.	300,605	48,936
	Aegon, Ltd.	6,979,367	44,107
	Bank Central Asia Tbk PT	63,023,300	41,125
	Great-West Lifeco, Inc.	1,101,608	36,964
	3i Group PLC	854,312	34,969
	PNC Financial Services Group, Inc.	95,659	18,010
	FinecoBank SpA	963,932	15,466
	Standard Chartered PLC	889,618	10,261
			2,139,165

Consumer staples 5.43%
	Philip Morris International, Inc.	2,218,701	294,422
	ITC, Ltd.	43,799,724	253,023
	Imperial Brands PLC	7,599,476	229,009
	Ajinomoto Co., Inc.	5,085,945	196,089
	British American Tobacco PLC	3,643,994	126,904
	Barry Callebaut AG (Switzerland)[1]	72,433	126,641
	Suntory Beverage & Food, Ltd.[2]	3,500,000	118,050
	Nestlé SA	693,378	65,566
	Seven & i Holdings Co., Ltd.	2,409,800	34,522
			1,444,226

Consumer discretionary 5.06%
	Home Depot, Inc.	603,932	237,798
	Amazon.com, Inc.[1]	1,213,223	226,145
	LVMH Moët Hennessy-Louis Vuitton SE	235,309	156,135
	Ferrari NV	236,324	112,462
	Ferrari NV (EUR denominated)	75,632	36,156
	Royal Caribbean Cruises, Ltd.	512,094	105,670
	Compagnie Financière Richemont SA, Class A	619,724	90,406
	InterContinental Hotels Group PLC	583,499	64,260
	Las Vegas Sands Corp.	1,179,690	61,167
	McDonald’s Corp.	159,405	46,564
	Hasbro, Inc.	709,110	46,539
	Starbucks Corp.	414,637	40,510
	Midea Group Co., Ltd., Class A	3,857,250	38,727
	Sony Group Corp.	1,932,500	33,974
	Restaurant Brands International, Inc.	390,824	27,182
	adidas AG	101,001	24,079
			1,347,774

Communication services 4.85%
	Meta Platforms, Inc., Class A	787,216	446,808
	Alphabet, Inc., Class A	1,907,981	326,475
	Alphabet, Inc., Class C	486,858	84,075
	Netflix, Inc.[1]	138,255	104,525
	Singapore Telecommunications, Ltd.	35,000,000	82,832
	Comcast Corp., Class A	1,638,255	71,542
	TELUS Corp.	4,414,906	69,790
	Omnicom Group, Inc.	631,193	63,750
	Universal Music Group NV2	936,236	23,554
	Nintendo Co., Ltd.	328,600	17,395
			1,290,746

2	American Funds Global Balanced Fund

Common stocks (continued)		Shares	Value (000)

Materials 4.37%
	Freeport-McMoRan, Inc.	8,403,163	$378,310
	Air Products and Chemicals, Inc.	626,709	194,612
	Glencore PLC	26,347,592	137,297
	Linde PLC	276,640	126,189
	Smurfit Westrock PLC	1,787,881	92,076
	International Paper Co.	1,377,661	76,515
	Rio Tinto PLC	767,947	49,683
	Vale SA (ADR), ordinary nominative shares	3,830,605	40,987
	Celanese Corp.	310,825	39,155
	Air Liquide SA	160,399	28,743
			1,163,567

Utilities 3.49%
	DTE Energy Co.	1,714,934	213,029
	Constellation Energy Corp.	752,691	197,928
	E.ON SE	12,096,315	163,377
	Duke Energy Corp.	999,637	115,228
	PG&E Corp.	3,600,000	72,792
	SembCorp Industries, Ltd.	17,799,000	67,751
	Dominion Energy, Inc.	856,124	50,965
	CenterPoint Energy, Inc.	1,638,270	48,378
			929,448

Energy 2.75%
	Canadian Natural Resources, Ltd. (CAD denominated)	10,185,242	346,372
	Shell PLC (GBP denominated)	3,233,833	107,574
	TC Energy Corp. (CAD denominated)	2,132,555	99,188
	Chevron Corp.	481,704	71,687
	EOG Resources, Inc.	366,184	44,660
	Neste OYJ	2,723,330	43,662
	South Bow Corp. (CAD denominated)[1]	426,510	10,651
	Cameco Corp. (CAD denominated)	179,323	9,371
			733,165

Real estate 1.22%
	Equinix, Inc. REIT	140,305	127,408
	CTP NV	6,416,117	107,026
	Embassy Office Parks REIT	19,321,567	90,838
			325,272
	Total common stocks (cost: $11,650,608,000)		16,660,376
Preferred securities 0.07%
Consumer discretionary 0.07%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	263,526	18,535
	Total preferred securities (cost: $21,417,000)		18,535

Convertible stocks 0.36%
Utilities 0.36%
	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	2,154,867	96,430
	Total convertible stocks (cost: $92,078,000)		96,430
Bonds, notes & other debt instruments 31.32%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 12.71%
	Agricultural Development Bank of China 3.75% 1/25/2029	CNY1,030	155
	Asian Development Bank 1.125% 6/10/2025	GBP460	581
	Asian Development Bank 6.20% 10/6/2026	INR117,500	1,386
	Asian Development Bank 6.72% 2/8/2028	1,339,880	15,904
	Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	AUD30,660	16,133
	Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	73,510	45,664
	Austria (Republic of) 0% 2/20/2031	EUR33,610	30,910
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	15,660	17,202

American Funds Global Balanced Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Brazil (Federative Republic of) 0% 1/1/2025	BRL4,834	$821
Brazil (Federative Republic of) 10.00% 1/1/2025	84,799	14,607
Brazil (Federative Republic of) 0% 4/1/2025	6,155	1,018
Brazil (Federative Republic of) 10.00% 1/1/2029	150,951	23,799
Brazil (Federative Republic of) 10.00% 1/1/2031	820,175	125,421
Brazil (Federative Republic of) 6.00% 8/15/2040[3]	13,044	2,103
Brazil (Federative Republic of) 6.00% 8/15/2050[3]	124,660	19,630
Brazil (Federative Republic of) 6.00% 8/15/2060[3]	13,001	2,037
Bulgaria (Republic of) 4.50% 1/27/2033	EUR7,280	8,567
Canada 3.00% 11/1/2024	CAD47,910	34,409
Canada 2.25% 6/1/2025	39,295	28,044
Canada 0.25% 3/1/2026	15,710	10,865
Canada 3.50% 3/1/2028	56,463	41,201
Canada 2.00% 6/1/2032	810	536
Canada 2.75% 12/1/2048	9,900	6,464
Chile (Republic of) 4.70% 9/1/2030	CLP2,690,000	2,662
China (People’s Republic of) 2.47% 7/25/2054	CNY48,600	7,007
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	293,360	42,409
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	260,740	37,480
China (People’s Republic of), Series 1906, 3.29% 5/23/2029	100	15
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	135,240	19,704
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	785,480	117,145
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	338,280	48,093
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	332,320	59,634
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	146,960	23,857
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	45,940	7,579
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	209,930	29,722
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	194,070	28,223
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	181,600	26,548
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	128,750	19,799
China Development Bank Corp., Series 2109, 3.09% 8/9/2028	136,660	20,048
China Development Bank Corp., Series 2005, 3.07% 3/10/2030	2,860	423
Estonia (Republic of) 3.25% 1/17/2034	EUR11,180	12,279
European Bank for Reconstruction and Development 5.00% 1/15/2026	INR432,000	5,049
European Bank for Reconstruction and Development 5.25% 1/12/2027	611,400	7,066
European Bank for Reconstruction and Development 6.30% 10/26/2027	255,200	2,986
European Financial Stability Facility 0.40% 2/17/2025	EUR13,200	14,252
European Financial Stability Facility 0% 10/15/2025	1,200	1,274
European Investment Bank 0.375% 9/15/2027	8,975	9,205
European Investment Bank 0.25% 1/20/2032	36,200	33,168
European Union 0% 7/6/2026	11,400	11,907
European Union 0.25% 10/22/2026	4,555	4,758
European Union 2.875% 12/6/2027	2,810	3,087
European Union 0% 6/2/2028	10,920	10,881
French Republic O.A.T. 0.75% 2/25/2028	2,390	2,449
French Republic O.A.T. 0% 11/25/2030	130,490	120,032
French Republic O.A.T. 1.25% 5/25/2034	20,510	18,975
French Republic O.A.T. 3.25% 5/25/2045	6,700	7,075
French Republic O.A.T. 0.75% 5/25/2052	380	214
French Republic O.A.T. 3.00% 5/25/2054	310	301
Germany (Federal Republic of) 0% 4/16/2027	75,355	77,729
Germany (Federal Republic of) 1.30% 10/15/2027	2,900	3,078
Germany (Federal Republic of) 0% 8/15/2030	35,175	33,745
Germany (Federal Republic of) 2.20% 2/15/2034	17,490	18,771
Germany (Federal Republic of) 1.00% 5/15/2038	16,410	14,696
Germany (Federal Republic of) 0% 8/15/2050	14,895	8,436
Germany (Federal Republic of) 0% 8/15/2052	1,390	749
Greece (Hellenic Republic of) 1.50% 6/18/2030	5,405	5,455
Greece (Hellenic Republic of) 1.75% 6/18/2032	35,350	35,106
Greece (Hellenic Republic of) 1.875% 1/24/2052	686	508
Indonesia (Republic of) 0.99% 5/27/2027	JPY1,000,000	6,575
Indonesia (Republic of) 1.33% 5/25/2029	2,200,000	14,432
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR155,709,000	9,788
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	236,416,000	14,941
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	95,688,000	6,619
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	179,793,000	12,159
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	943,014,000	60,732

4	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	IDR241,959,000	$15,218
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	62,682,000	4,395
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[4]	USD1,580	1,586
Inter-American Development Bank 7.00% 1/25/2029	INR1,615,000	19,176
International Bank for Reconstruction and Development 6.75% 9/8/2027	949,200	11,244
International Bank for Reconstruction and Development 6.75% 7/13/2029	1,555,600	18,293
Ireland (Republic of) 2.60% 10/18/2034	EUR6,830	7,356
Ireland (Republic of) 3.00% 10/18/2043	9,180	10,135
Israel (State of) 2.50% 1/15/2030	USD8,900	7,699
Israel (State of) 1.30% 4/30/2032	ILS180,890	38,072
Israel (State of) 4.50% 1/17/2033	USD370	338
Israel (State of) 4.00% 3/30/2035	ILS66,670	16,652
Israel (State of) 3.375% 1/15/2050	USD2,970	1,939
Israel (State of) 3.875% 7/3/2050	550	387
Japan 2.20% 6/20/2054	JPY244,700	1,613
Japan, Series 346, 0.10% 3/20/2027	11,295,600	73,779
Japan, Series 352, 0.10% 9/20/2028	4,193,000	27,181
Japan, Series 363, 0.10% 6/20/2031	1,000	6
Japan, Series 145, 1.70% 6/20/2033	1,426,800	10,111
Japan, Series 152, 1.20% 3/20/2035	23,230,950	156,140
Japan, Series 21, 2.30% 12/20/2035	1,360,000	10,102
Japan, Series 176, 0.50% 3/20/2041	7,493,900	41,907
Japan, Series 179, 0.50% 12/20/2041	6,598,100	36,280
Japan, Series 36, 2.00% 3/20/2042	200,000	1,393
Japan, Series 42, 1.70% 3/20/2044	928,200	6,063
Japan, Series 37, 0.60% 6/20/2050	5,484,650	25,583
Japan, Series 70, 0.70% 3/20/2051	1,806,100	8,536
Japan, Series 74, 1.00% 3/20/2052	158,000	797
Japan, Series 76, 1.40% 9/20/2052	2,924,750	16,258
Japan, Series 77, 1.60% 12/20/2052	4,505,550	26,200
Magyar Export-Import Bank 6.00% 5/16/2029	EUR3,665	4,282
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD27,340	17,293
New South Wales Treasury Corp. 4.25% 2/20/2036	44,654	26,674
New Zealand 4.25% 5/15/2036	NZD41,464	23,926
New Zealand 2.75% 4/15/2037	24,236	11,843
Norway (Kingdom of) 1.75% 9/6/2029	NOK195,770	16,231
Norway (Kingdom of) 3.625% 4/13/2034	317,600	28,427
Panama (Republic of) 3.75% 4/17/2026	USD1,000	977
Panama (Republic of) 7.50% 3/1/2031	6,390	6,729
Panama (Republic of) 8.00% 3/1/2038	6,270	6,622
Panama (Republic of) 4.50% 4/1/2056	650	418
Panama (Republic of) 7.875% 3/1/2057	57,849	60,599
PETRONAS Capital, Ltd. 4.55% 4/21/2050[4]	1,070	954
Philippines (Republic of) 0.25% 4/28/2025	EUR3,750	4,011
Philippines (Republic of) 0.70% 2/3/2029	4,970	4,849
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN16,670	3,665
Portuguese Republic 0.475% 10/18/2030	EUR13,170	12,837
Portuguese Republic 3.50% 6/18/2038	14,320	16,383
Quebec (Province of) 3.35% 7/23/2039	18,690	20,516
Republic Of Italy 0.95% 9/15/2027	626	648
Republic Of Italy 1.35% 4/1/2030	15,565	15,490
Republic Of Italy 3.50% 2/15/2031	1,200	1,325
Republic Of Italy 4.40% 5/1/2033	79,285	92,647
Republic Of Italy 4.35% 11/1/2033	63,090	73,334
Republic Of Italy 4.20% 3/1/2034	114,099	130,907
Republic Of Italy 4.50% 10/1/2053	14,420	16,542
Republic Of Italy 4.30% 10/1/2054	13,360	14,693
Romania 2.125% 3/7/2028	570	584
Romania 3.624% 5/26/2030	2,455	2,542
Saskatchewan (Province of) 3.05% 12/2/2028	CAD8,000	5,709
Serbia (Republic of) 6.25% 5/26/2028[4]	USD3,915	4,040
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR284,905	10,637
South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW3,342,160	2,409
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	26,409,910	18,814
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	124,727,820	97,574
Spain (Kingdom of) 0% 1/31/2027	EUR20,670	21,258
Spain (Kingdom of) 0.80% 7/30/2027	23,070	23,946

American Funds Global Balanced Fund	5

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Spain (Kingdom of) 1.45% 4/30/2029	EUR5,780	$5,976
	Spain (Kingdom of) 0.50% 10/31/2031	14,540	13,518
	Spain (Kingdom of) 3.15% 4/30/2033	16,027	17,686
	Spain (Kingdom of) 3.55% 10/31/2033	18,434	20,896
	Spain (Kingdom of) 3.25% 4/30/2034	10,010	11,062
	Spain (Kingdom of) 3.45% 10/31/2034	16,060	17,995
	Spain (Kingdom of) 2.70% 10/31/2048	2,690	2,504
	Turkey (Republic of) 12.60% 10/1/2025	TRY913,193	21,153
	Turkey (Republic of) 17.30% 7/19/2028	81,860	1,651
	Turkey (Republic of) 7.125% 7/17/2032	USD18,760	18,810
	United Kingdom 0.125% 1/30/2026	GBP450	553
	United Kingdom 1.25% 7/22/2027	9,740	11,624
	United Kingdom 4.25% 12/7/2027	8,920	11,511
	United Kingdom 4.125% 7/22/2029	6,540	8,363
	United Kingdom 0.375% 10/22/2030	36,465	37,683
	United Kingdom 0.25% 7/31/2031	3,715	3,685
	United Kingdom 1.00% 1/31/2032	2,920	3,001
	United Kingdom 4.25% 6/7/2032	19,255	24,774
	United Kingdom 3.25% 1/31/2033	17,935	21,343
	United Kingdom 3.25% 1/22/2044	3,650	3,783
	United Kingdom 3.50% 1/22/2045	2,850	3,042
	United Kingdom 1.25% 7/31/2051	27,195	16,344
	United Kingdom 4.375% 7/31/2054	15,795	18,771
	United Kingdom 2.50% 7/22/2065	22,800	17,619
	United Mexican States 2.659% 5/24/2031	USD308	256
	United Mexican States 6.338% 5/4/2053	2,170	2,022
	United Mexican States, Series M, 5.75% 3/5/2026	MXN759,300	35,831
	United Mexican States, Series M, 7.50% 6/3/2027	54,771	2,589
	United Mexican States, Series M, 7.75% 5/29/2031	17,452	783
	United Mexican States, Series M, 7.50% 5/26/2033	208,000	8,883
	United Mexican States, Series M, 7.75% 11/23/2034	672,578	28,799
	United Mexican States, Series M, 8.00% 11/7/2047	71,410	2,853
	United Mexican States, Series M, 8.00% 7/31/2053	1,725,790	68,140
	United Mexican States, Series S, 4.00% 10/29/2054[3]	3,130	128
			3,384,687
Corporate bonds, notes & loans 6.49%
Financials 1.75%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[5]	EUR22,365	21,830
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,5]	USD10,985	11,232
	AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028)[5]	EUR3,310	3,872
	Aon Corp. 2.85% 5/28/2027	USD1,300	1,246
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[5]	EUR6,200	7,124
	Banco do Brasil SA 4.625% 1/15/2025	USD6,177	6,174
	Banco Santander, SA 5.147% 8/18/2025	8,000	8,015
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[5]	8,470	7,741
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[5]	9,500	9,280
	Bank of America Corp. 4.083% 3/20/2051 (3-month USD CME Term SOFR + 3.412% on 3/20/2050)[5]	5,600	4,594
	Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[5]	EUR800	870
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[5]	USD22,953	24,155
	BPCE SA 1.625% 1/14/2025[4]	1,490	1,480
	BPCE SA 4.50% 1/13/2033	EUR8,400	9,578
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,5]	USD6,700	6,903
	Chubb INA Holdings, LLC 3.35% 5/3/2026	645	634
	Chubb INA Holdings, LLC 4.35% 11/3/2045	665	582
	Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[5]	10,477	10,387
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[5]	1,000	980
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[5]	1,535	1,395
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[5]	10,220	10,440
	Corebridge Financial, Inc. 3.90% 4/5/2032	5,290	4,839
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[5]	225	218
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[5]	10,270	9,719

6	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[5]	EUR14,000	$13,828
	DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-Gilt + 2.15% on 8/17/2026)[5]	GBP4,310	5,442
	Goldman Sachs Group, Inc. 3.50% 4/1/2025	USD5,126	5,097
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[5]	1,400	1,319
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[5]	460	438
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[5]	9,368	9,305
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[5]	21,055	22,435
	HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[5]	2,600	2,557
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[5]	1,073	967
	HSBC Holdings PLC 4.95% 3/31/2030	1,200	1,201
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[5]	20,143	22,486
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[5]	EUR6,400	7,751
	Intercontinental Exchange, Inc. 4.00% 9/15/2027	USD14,230	14,030
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[5]	529	504
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[5]	7,080	7,110
	JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[5]	9,240	9,054
	KfW 1.125% 7/4/2025	GBP8,400	10,574
	Lloyds Bank PLC 7.625% 4/22/2025	1,225	1,596
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[5]	USD800	761
	Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031)[5]	EUR1,472	1,619
	Mastercard, Inc. 2.00% 11/18/2031	USD8,291	6,991
	Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[5]	7,610	7,827
	Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[5]	9,110	8,727
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[5]	8,173	7,794
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[5]	7,700	7,726
	Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[5]	2,586	2,314
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[5]	949	782
	Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[5]	EUR11,860	12,431
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[5]	USD6,790	6,818
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[5]	EUR8,730	8,515
	NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[5]	700	708
	New York Life Global Funding 1.20% 8/7/2030[4]	USD6,520	5,377
	New York Life Global Funding 5.00% 1/9/2034[4]	780	781
	New York Life Insurance Co. 3.75% 5/15/2050[4]	1,261	961
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[5]	4,805	5,342
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[5]	1,375	1,413
	PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	19,640	19,772
	Royal Bank of Canada 1.20% 4/27/2026	10,600	10,096
	Santander Holdings USA, Inc. 3.244% 10/5/2026	7,400	7,153
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[4,5]	1,000	998
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[5]	1,081	1,075
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[5]	14,700	13,828
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[5]	7,010	7,004
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[5]	700	617
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[5]	18,960	18,818
			465,230

Energy 1.09%
	Cenovus Energy, Inc. 5.40% 6/15/2047	523	486
	ConocoPhillips Co. 5.30% 5/15/2053	314	303
	Ecopetrol SA 4.125% 1/16/2025	8,049	8,013
	Ecopetrol SA 8.625% 1/19/2029	32,673	34,704
	Ecopetrol SA 6.875% 4/29/2030	10,520	10,258
	Empresa Nacional del Petroleo 5.95% 7/30/2034[4]	5,855	5,915
	Enterprise Products Operating, LLC 4.95% 2/15/2035	1,650	1,624

American Funds Global Balanced Fund	7

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[4]	USD14,895	$14,934
	Kinder Morgan, Inc. 4.30% 6/1/2025	10,300	10,265
	Oleoducto Central SA 4.00% 7/14/2027	1,923	1,827
	ONEOK, Inc. 2.20% 9/15/2025	535	523
	ONEOK, Inc. 3.10% 3/15/2030	3,835	3,493
	Petrobras Global Finance BV 5.299% 1/27/2025	7,744	7,727
	Petroleos Mexicanos 4.25% 1/15/2025	20,038	19,939
	Petroleos Mexicanos 6.875% 10/16/2025	4,057	4,070
	Petroleos Mexicanos 6.875% 8/4/2026	13,674	13,680
	Petroleos Mexicanos 6.49% 1/23/2027	77,276	76,221
	Petroleos Mexicanos 6.84% 1/23/2030	30,140	27,851
	Qatar Energy 1.375% 9/12/2026[4]	680	641
	Qatar Energy 3.125% 7/12/2041[4]	19,795	15,047
	Raizen Fuels Finance SA 6.45% 3/5/2034[4]	8,145	8,314
	Raizen Fuels Finance SA 6.95% 3/5/2054[4]	1,040	1,054
	Saudi Arabian Oil Co. 5.25% 7/17/2034[4]	9,230	9,248
	Saudi Arabian Oil Co. 5.75% 7/17/2054[4]	3,955	3,823
	Shell Finance US, Inc. 2.375% 11/7/2029	2,060	1,857
	Targa Resources Corp. 5.50% 2/15/2035	1,618	1,615
	TotalEnergies Capital SA 5.488% 4/5/2054	5,540	5,509
	Williams Companies, Inc. 3.90% 1/15/2025	945	943
			289,884

Utilities 0.72%
	Alfa Desarrollo SpA 4.55% 9/27/2051	2,920	2,197
	American Electric Power Co., Inc. 1.00% 11/1/2025	500	482
	Berkshire Hathaway Energy Co. 3.50% 2/1/2025	4,200	4,182
	Berkshire Hathaway Energy Co. 2.85% 5/15/2051	1,142	732
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039[4]	7,930	8,181
	CMS Energy Corp. 3.60% 11/15/2025	2,000	1,968
	CMS Energy Corp. 3.00% 5/15/2026	1,420	1,379
	Consumers Energy Co. 3.60% 8/15/2032	11,990	11,051
	Dominion Energy, Inc. 2.25% 8/15/2031	250	211
	Duke Energy Corp. 3.75% 4/1/2031	EUR6,870	7,501
	E.ON SE 1.625% 3/29/2031	13,370	13,250
	Edison International 4.125% 3/15/2028	USD5,600	5,471
	Electricité de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027)[5]	EUR800	846
	Electricité de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[5]	2,200	2,628
	Enel Américas SA 4.00% 10/25/2026	USD1,215	1,192
	Enel Finance International NV 2.125% 7/12/2028[4]	9,491	8,615
	Enfragen Energia Sur SA 5.375% 12/30/2030	8,651	7,488
	Entergy Louisiana, LLC 5.15% 9/15/2034	3,800	3,787
	Eversource Energy 1.40% 8/15/2026	425	401
	Exelon Corp. 3.40% 4/15/2026	4,390	4,309
	FirstEnergy Corp. 1.60% 1/15/2026	400	385
	Grupo Energia Bogota SA ESP 4.875% 5/15/2030[4]	3,590	3,465
	Interstate Power and Light Co. 2.30% 6/1/2030	2,650	2,320
	NextEra Energy Operating Partners, LP 7.25% 1/15/2029[4]	39,450	40,614
	Pacific Gas and Electric Co. 3.15% 1/1/2026	400	391
	Pacific Gas and Electric Co. 3.30% 3/15/2027	6,426	6,196
	Pacific Gas and Electric Co. 2.10% 8/1/2027	305	284
	Pacific Gas and Electric Co. 3.30% 12/1/2027	1,000	954
	Pacific Gas and Electric Co. 4.65% 8/1/2028	11,049	10,946
	Pacific Gas and Electric Co. 4.55% 7/1/2030	6,637	6,447
	Pacific Gas and Electric Co. 6.15% 1/15/2033	5,278	5,526
	Pacific Gas and Electric Co. 4.95% 7/1/2050	1,378	1,210
	Pacific Gas and Electric Co. 3.50% 8/1/2050	7,757	5,420
	Pacific Gas and Electric Co. 6.75% 1/15/2053	5,922	6,484
	PacifiCorp 5.30% 2/15/2031	60	61
	PacifiCorp 5.45% 2/15/2034	150	151
	PacifiCorp 5.50% 5/15/2054	100	96
	PacifiCorp 5.80% 1/15/2055	200	200
	Public Service Company of Colorado 5.75% 5/15/2054	5,460	5,693
	San Diego Gas & Electric Co. 2.95% 8/15/2051	400	268

8	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Southern California Edison Co. 2.85% 8/1/2029	USD525	$484
	Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	3,745	3,402
	Xcel Energy, Inc. 3.35% 12/1/2026	4,902	4,769
			191,637

Communication services 0.67%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN647,670	31,782
	América Móvil, SAB de CV 9.50% 1/27/2031	889,940	42,347
	AT&T, Inc. 2.30% 6/1/2027	USD1,000	945
	AT&T, Inc. 2.75% 6/1/2031	2,525	2,219
	AT&T, Inc. 2.05% 5/19/2032	EUR3,440	3,412
	AT&T, Inc. 2.55% 12/1/2033	USD8,900	7,242
	AT&T, Inc. 4.30% 11/18/2034	EUR1,410	1,622
	AT&T, Inc. 3.50% 9/15/2053	USD652	455
	Charter Communications Operating, LLC 5.25% 4/1/2053	600	481
	Comcast Corp. 3.95% 10/15/2025	7,695	7,653
	Comcast Corp. 0% 9/14/2026	EUR4,905	5,057
	Comcast Corp. 0.25% 5/20/2027	3,570	3,633
	Comcast Corp. 0.25% 9/14/2029	5,185	4,936
	Comcast Corp. 4.80% 5/15/2033	USD1,400	1,384
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	1,510	1,896
	Orange 3.625% 11/16/2031	EUR5,000	5,592
	Orange 5.375% 11/22/2050	GBP2,000	2,481
	Tencent Holdings, Ltd. 2.39% 6/3/2030[4]	USD12,000	10,580
	Tencent Holdings, Ltd. 3.24% 6/3/2050[4]	6,050	4,269
	T-Mobile USA, Inc. 1.50% 2/15/2026	3,900	3,746
	T-Mobile USA, Inc. 2.05% 2/15/2028	2,500	2,298
	T-Mobile USA, Inc. 2.55% 2/15/2031	3,900	3,393
	T-Mobile USA, Inc. 3.70% 5/8/2032	EUR2,590	2,870
	T-Mobile USA, Inc. 5.15% 4/15/2034	USD7,926	7,918
	T-Mobile USA, Inc. 3.00% 2/15/2041	500	367
	Verizon Communications, Inc. 0.375% 3/22/2029	EUR9,780	9,482
	Verizon Communications, Inc. 0.75% 3/22/2032	4,480	4,051
	Verizon Communications, Inc. 4.78% 2/15/2035[4]	USD5,210	5,020
			177,131

Health care 0.49%
	Abbott Laboratories 3.75% 11/30/2026	1,133	1,121
	AbbVie, Inc. 3.80% 3/15/2025	5,000	4,981
	AbbVie, Inc. 3.20% 5/14/2026	3,000	2,944
	AbbVie, Inc. 5.05% 3/15/2034	250	252
	AbbVie, Inc. 5.35% 3/15/2044	25	25
	AbbVie, Inc. 5.40% 3/15/2054	650	655
	AbbVie, Inc. 5.50% 3/15/2064	75	76
	Amgen, Inc. 5.25% 3/2/2030	402	410
	Amgen, Inc. 4.20% 3/1/2033	1,425	1,341
	Amgen, Inc. 5.25% 3/2/2033	11,737	11,862
	Amgen, Inc. 5.65% 3/2/2053	19,999	20,134
	Astrazeneca Finance, LLC 2.25% 5/28/2031	4,757	4,105
	Becton, Dickinson and Co. 3.734% 12/15/2024	322	321
	Becton, Dickinson and Co. 3.70% 6/6/2027	1,888	1,846
	Becton, Dickinson and Co. 4.298% 8/22/2032	12,340	11,767
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	14,775	15,045
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	3,700	3,745
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	5,230	5,263
	CVS Health Corp. 5.40% 6/1/2029	8,600	8,687
	EMD Finance, LLC 3.25% 3/19/2025[4]	9,675	9,612
	GE HealthCare Technologies, Inc. 4.80% 8/14/2029	2,175	2,172
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	8,969	8,839
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,352	1,324
	Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	3,502	2,943
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	21	21
	Stryker Corp. 0.25% 12/3/2024	EUR1,200	1,302
	Stryker Corp. 0.75% 3/1/2029	2,440	2,414

American Funds Global Balanced Fund	9

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Stryker Corp. 1.00% 12/3/2031	EUR1,130	$1,056
	Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	1,984	2,040
	UnitedHealth Group, Inc. 5.625% 7/15/2054	USD3,800	3,868
			130,171

Consumer discretionary 0.44%
	Amazon.com, Inc. 2.50% 6/3/2050	4,165	2,597
	BMW US Capital, LLC 3.90% 4/9/2025[4]	2,780	2,768
	BMW US Capital, LLC 1.25% 8/12/2026[4]	325	307
	Daimler Truck International Finance BV 3.875% 6/19/2029	EUR5,200	5,823
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]	USD5,900	5,741
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[4]	1,787	1,804
	Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,840	5,719
	General Motors Financial Co., Inc. 2.40% 4/10/2028	9,800	8,985
	General Motors Financial Co., Inc. 4.90% 10/6/2029	6,000	5,919
	Hyundai Capital America 1.50% 6/15/2026[4]	4,850	4,599
	Hyundai Capital America 1.65% 9/17/2026[4]	275	259
	Hyundai Capital America 2.375% 10/15/2027[4]	4,619	4,305
	Hyundai Capital America 2.00% 6/15/2028[4]	3,275	2,950
	McDonalds Corp. 1.60% 3/15/2031[6]	EUR5,100	5,010
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[4]	USD11,135	11,141
	Sands China, Ltd. 5.40% 8/8/2028	29,498	29,350
	Sands China, Ltd. 2.85% 3/8/2029	3,000	2,692
	Stellantis Finance US, Inc. 5.625% 1/12/2028[4]	10,380	10,474
	Toyota Motor Credit Corp. 1.90% 1/13/2027	703	666
	Volkswagen Financial Services NV 0.875% 2/20/2025	GBP1,000	1,272
	Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[4]	USD5,445	5,428
			117,809

Consumer staples 0.41%
	Altria Group, Inc. 1.70% 6/15/2025	EUR12,300	13,270
	Altria Group, Inc. 2.20% 6/15/2027	6,300	6,722
	BAT Capital Corp. 3.215% 9/6/2026	USD2,181	2,121
	BAT Capital Corp. 4.70% 4/2/2027	4,193	4,189
	BAT Capital Corp. 3.557% 8/15/2027	2,610	2,532
	BAT Capital Corp. 3.462% 9/6/2029	2,625	2,455
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[5]	EUR42,610	45,390
	Campbell Soup Co. 4.75% 3/23/2035	USD7,085	6,813
	Coca-Cola Co. 1.25% 3/8/2031	EUR5,900	5,781
	Coca-Cola Co. 4.65% 8/14/2034	USD4,037	3,977
	Coca-Cola Co. 3.75% 8/15/2053	EUR1,855	2,015
	Conagra Brands, Inc. 1.375% 11/1/2027	USD355	321
	Philip Morris International, Inc. 2.10% 5/1/2030	2,078	1,806
	Philip Morris International, Inc. 5.75% 11/17/2032	6,883	7,171
	Philip Morris International, Inc. 4.125% 3/4/2043	819	685
	Philip Morris International, Inc. 4.875% 11/15/2043	1,081	999
	Reynolds American, Inc. 4.45% 6/12/2025	4,190	4,176
			110,423

Materials 0.31%
	Anglo American Capital PLC 5.375% 4/1/2025[4]	9,050	9,060
	Braskem Netherlands Finance BV 4.50% 1/31/2030	8,341	7,257
	Braskem Netherlands Finance BV 8.50% 1/12/2031	39,311	40,737
	Celanese US Holdings, LLC 6.379% 7/15/2032	2,860	2,970
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[4]	17,025	18,121
	POSCO Holdings, Inc. 4.875% 1/23/2027[4]	2,110	2,110
	Vale Overseas, Ltd. 3.75% 7/8/2030	3,478	3,242
			83,497

Industrials 0.31%
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[4]	3,390	2,563
	Boeing Company (The) 3.25% 2/1/2028	650	611
	Boeing Company (The) 6.528% 5/1/2034[4]	39,400	41,558
	Canadian Pacific Railway Co. 3.10% 12/2/2051	13,661	9,260
	Carrier Global Corp. 2.242% 2/15/2025	210	208
	Carrier Global Corp. 2.493% 2/15/2027	277	265

10	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	CSX Corp. 2.50% 5/15/2051	USD275	$167
	Honeywell International, Inc. 0.75% 3/10/2032	EUR1,060	965
	Honeywell International, Inc. 3.75% 3/1/2036	3,795	4,158
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[4]	USD14,783	14,378
	RTX Corp. 4.125% 11/16/2028	5,000	4,892
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	2,360	2,352
	Union Pacific Corp. 2.80% 2/14/2032	800	705
			82,082

Information technology 0.21%
	Adobe, Inc. 2.15% 2/1/2027	3,585	3,417
	Broadcom, Inc. 3.15% 11/15/2025	659	649
	Broadcom, Inc. 4.00% 4/15/2029[4]	3,915	3,779
	Broadcom, Inc. 4.15% 11/15/2030	3,330	3,197
	Broadcom, Inc. 3.419% 4/15/2033[4]	6,531	5,756
	Broadcom, Inc. 3.137% 11/15/2035[4]	75	62
	Lenovo Group, Ltd. 5.875% 4/24/2025	16,810	16,854
	Microsoft Corp. 3.30% 2/6/2027	2,600	2,548
	Oracle Corp. 2.65% 7/15/2026	5,224	5,055
	Oracle Corp. 3.25% 11/15/2027	4,246	4,080
	SK hynix, Inc. 1.50% 1/19/2026	12,210	11,705
			57,102

Real estate 0.09%
	American Tower Corp. 0.45% 1/15/2027	EUR7,635	7,844
	COPT Defense Properties, LP 2.75% 4/15/2031	USD180	154
	Equinix Europe 2 Financing Corp., LLC 3.65% 9/3/2033	EUR7,000	7,623
	Equinix, Inc. 3.20% 11/18/2029	USD650	601
	Equinix, Inc. 2.15% 7/15/2030	5,662	4,889
	Equinix, Inc. 3.00% 7/15/2050	1,738	1,142
	VICI Properties, LP 4.375% 5/15/2025	561	559
			22,812
	Total corporate bonds, notes & loans		1,727,778
U.S. Treasury bonds & notes 6.01%
U.S. Treasury 5.86%
	U.S. Treasury 2.125% 11/30/2024	83,100	82,918
	U.S. Treasury 3.00% 7/15/2025	64,451	63,883
	U.S. Treasury 4.875% 5/31/2026	116,855	118,017
	U.S. Treasury 3.75% 8/31/2026	61,690	61,230
	U.S. Treasury 4.50% 4/15/2027	77,457	78,123
	U.S. Treasury 3.50% 1/31/2028	776	761
	U.S. Treasury 4.00% 2/29/2028	2,481	2,471
	U.S. Treasury 4.00% 6/30/2028	300,000	298,582
	U.S. Treasury 4.375% 8/31/2028	94,464	95,180
	U.S. Treasury 4.625% 9/30/2028	125,500	127,598
	U.S. Treasury 4.00% 1/31/2029	3,231	3,212
	U.S. Treasury 4.125% 3/31/2029	54,850	54,781
	U.S. Treasury 4.625% 4/30/2029	36,880	37,592
	U.S. Treasury 3.625% 8/31/2029	25,480	24,912
	U.S. Treasury 3.50% 9/30/2029	50,010	48,586
	U.S. Treasury 0.625% 8/15/2030	22,050	18,041
	U.S. Treasury 1.25% 8/15/2031	9,980	8,243
	U.S. Treasury 1.375% 11/15/2031[7]	52,150	43,148
	U.S. Treasury 1.875% 2/15/2032	16,986	14,483
	U.S. Treasury 2.875% 5/15/2032	35,790	32,651
	U.S. Treasury 2.75% 8/15/2032[7]	27,441	24,736
	U.S. Treasury 4.125% 11/15/2032	20,877	20,724
	U.S. Treasury 3.875% 8/15/2033[7]	27,488	26,702
	U.S. Treasury 4.50% 11/15/2033	3,714	3,777
	U.S. Treasury 4.375% 5/15/2034[7]	33,139	33,387
	U.S. Treasury 3.875% 8/15/2034	184	178
	U.S. Treasury 1.875% 2/15/2041	19,164	13,312
	U.S. Treasury 2.25% 5/15/2041[7]	21,450	15,769
	U.S. Treasury 3.25% 5/15/2042	8,565	7,211
	U.S. Treasury 3.375% 8/15/2042[7]	60,000	51,300
	U.S. Treasury 3.875% 5/15/2043	10,690	9,753

American Funds Global Balanced Fund	11

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.75% 11/15/2043	USD8,091	$8,284
	U.S. Treasury 4.625% 5/15/2044	571	574
	U.S. Treasury 2.875% 11/15/2046	1,750	1,326
	U.S. Treasury 2.25% 2/15/2052	18,500	11,878
	U.S. Treasury 3.00% 8/15/2052[7]	108,415	82,235
	U.S. Treasury 4.00% 11/15/2052	6,851	6,294
	U.S. Treasury 3.625% 5/15/2053	7,944	6,824
	U.S. Treasury 4.75% 11/15/2053	2,743	2,859
	U.S. Treasury 4.625% 5/15/2054	8,523	8,722
	U.S. Treasury 4.25% 8/15/2054	10,920	10,505
			1,560,762

U.S. Treasury inflation-protected securities 0.15%
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[3]	24,265	23,443
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[3]	3,939	4,035
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[3,7]	18,547	10,988
			38,466
	Total U.S. Treasury bonds & notes		1,599,228
Mortgage-backed obligations 5.69%
Federal agency mortgage-backed obligations 4.89%
	Fannie Mae Pool #MA3539 4.50% 12/1/2038[8]	86	85
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[8]	10,463	8,325
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[8]	1,555	1,240
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[8]	4,288	3,404
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[8]	25,948	24,682
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[8]	83	81
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[8]	1,898	1,803
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[8]	284	282
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[8]	3,278	3,271
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[8]	5,277	5,318
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[8]	15,192	14,782
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[8]	41,772	40,642
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[8]	176	175
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[8]	49	48
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[8]	365	355
	Fannie Mae Pool #BY3612 5.50% 6/1/2053[8]	300	298
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[8]	175	173
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[8]	4,829	4,697
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[8]	656	651
	Fannie Mae Pool #FS6666 5.50% 8/1/2053[8]	13,655	13,553
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[8]	23,363	23,311
	Fannie Mae Pool #CB7108 5.50% 9/1/2053[8]	6,738	6,685
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[8]	3,504	3,528
	Fannie Mae Pool #CB7331 5.50% 10/1/2053[8]	35,016	34,768
	Fannie Mae Pool #CB7332 5.50% 10/1/2053[8]	12,402	12,308
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[8]	14,059	14,156
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[8]	16,598	16,720
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[8]	2,323	2,391
	Fannie Mae Pool #MA5270 5.00% 2/1/2054[8]	2,339	2,274
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[8]	1,449	1,436
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[8]	3,789	3,817
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[8]	2,202	2,217
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[8]	1,048	1,039
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[8]	1,072	1,079
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[8]	9,560	9,497
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[8]	719	735
	Fannie Mae Pool #CB8536 5.50% 5/1/2054[8]	1,648	1,644
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[8]	6,835	6,806
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[8]	7,826	7,879
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[8]	5,450	5,534
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[8]	1,773	1,796
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[8]	1,649	1,665
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[8]	1,410	1,431
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[8]	761	784
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[8]	12,103	12,047
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[8]	10,319	10,257

12	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[8]	USD4,279	$4,253
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[8]	1,462	1,456
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[8]	1,101	1,091
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[8]	11,279	11,355
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[8]	7,608	7,706
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[8]	5,033	5,098
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[8]	4,948	4,981
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[8]	4,086	4,145
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[8]	3,609	3,656
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[8]	2,822	2,859
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[8]	1,207	1,222
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[8]	1,136	1,170
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[8]	5,907	5,858
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[8]	11,663	11,742
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[8]	5,198	5,233
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[8]	4,910	4,973
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[8]	2,752	2,778
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[8]	2,569	2,594
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[8]	1,992	2,021
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[8]	1,668	1,679
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[8]	1,648	1,659
	Fannie Mae Pool #DB7692 6.00% 8/1/2054[8]	1,634	1,645
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[8]	659	667
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[8]	499	504
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[8]	468	473
	Fannie Mae Pool #CB9210 5.50% 9/1/2054[8]	5,829	5,782
	Fannie Mae Pool #CB9146 5.50% 9/1/2054[8]	3,366	3,351
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[8]	3,091	3,063
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[8]	4,852	4,922
	Fannie Mae Pool #CB9159 6.00% 9/1/2054[8]	1,136	1,152
	Fannie Mae Pool #CB9215 6.00% 9/1/2054[8]	924	937
	Fannie Mae Pool #DC1873 6.00% 9/1/2054[8]	88	89
	Fannie Mae Pool #MA5496 5.00% 10/1/2054[7,8]	180,095	175,108
	Fannie Mae Pool #CB9333 5.50% 10/1/2054[8]	7,111	7,063
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[8]	691	549
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]	28,631	27,875
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[8]	19,071	18,557
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[8]	659	641
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[8]	781	774
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[8]	199	194
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[8]	2,903	2,878
	Freddie Mac Pool #QG7411 5.50% 7/1/2053[8]	688	683
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[8]	1,286	1,307
	Freddie Mac Pool #QG9084 5.50% 8/1/2053[8]	2,415	2,396
	Freddie Mac Pool #QG9008 5.50% 8/1/2053[8]	2,195	2,179
	Freddie Mac Pool #QG9628 5.50% 8/1/2053[8]	2,170	2,153
	Freddie Mac Pool #QG9141 5.50% 8/1/2053[8]	1,553	1,542
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[8]	562	567
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[8]	6,107	6,149
	Freddie Mac Pool #SD8370 4.50% 11/1/2053[8]	1,056	1,003
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[8]	219,796	213,743
	Freddie Mac Pool #SD4571 5.50% 11/1/2053[8]	19,197	19,050
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[8]	776	797
	Freddie Mac Pool #SD8381 4.50% 12/1/2053[8]	1,155	1,097
	Freddie Mac Pool #SD8393 4.50% 1/1/2054[8]	246	233
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[8]	2,679	2,656
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[8]	18,822	18,952
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[8]	16,863	16,713
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[8]	3,610	3,658
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[8]	734	741
	Freddie Mac Pool #RJ1415 5.50% 5/1/2054[8]	22,013	21,879
	Freddie Mac Pool #RJ1413 5.50% 5/1/2054[8]	12,930	12,896
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[8]	989	1,002
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[8]	1,901	1,850
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[8]	20,371	20,250
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[8]	3,033	3,021
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[8]	5,696	5,778

American Funds Global Balanced Fund	13

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8440 6.50% 6/1/2054[8]	USD371	$379
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[8]	3,386	3,369
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[8]	2,673	2,650
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[8]	2,093	2,081
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[8]	13,147	13,236
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[8]	7,655	7,761
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[8]	7,400	7,496
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[8]	5,418	5,494
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[8]	3,724	3,797
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[8]	3,063	3,100
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[8]	2,140	2,161
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[8]	1,393	1,407
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[8]	2,392	2,373
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[8]	1,757	1,750
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[8]	1,629	1,618
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[8]	1,625	1,618
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[8]	1,367	1,359
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[8]	244	243
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[8]	18,964	19,092
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[8]	10,232	10,380
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[8]	8,876	8,961
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[8]	7,050	7,152
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[8]	6,752	6,835
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[8]	3,120	3,165
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[8]	2,960	2,983
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[8]	2,677	2,747
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[8]	1,646	1,685
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[8]	8,340	8,283
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[8]	6,020	5,966
	Freddie Mac Pool #RJ2422 5.50% 9/1/2054[8]	5,171	5,129
	Freddie Mac Pool #RJ2415 5.50% 9/1/2054[8]	2,147	2,141
	Freddie Mac Pool #RJ2408 5.50% 9/1/2054[8]	1,900	1,889
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[8]	10,589	10,719
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[8]	5,897	5,982
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[8]	5,611	5,683
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[8]	5,061	5,139
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[8]	3,438	3,471
	Freddie Mac Pool #RJ2409 6.00% 9/1/2054[8]	637	645
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[8]	315	323
	Freddie Mac Pool #RJ2474 6.50% 9/1/2054[8]	287	293
	Freddie Mac Pool #RJ2411 6.50% 9/1/2054[8]	191	195
	Freddie Mac Pool #RJ2470 6.50% 9/1/2054[8]	106	108
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[8]	74	75
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[8]	313	307
	Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[8]	47,477	46,442
	Uniform Mortgage-Backed Security 2.00% 11/1/2054[8,9]	5,240	4,154
	Uniform Mortgage-Backed Security 4.50% 11/1/2054[8,9]	36,212	34,382
	Uniform Mortgage-Backed Security 5.00% 11/1/2054[8,9]	20,228	19,657
	Uniform Mortgage-Backed Security 5.50% 11/1/2054[8,9]	368	365
	Uniform Mortgage-Backed Security 6.50% 11/1/2054[8,9]	1,441	1,471
			1,303,428

Collateralized mortgage-backed obligations (privately originated) 0.46%
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[4,8,10]	7,581	7,444
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.157% 5/25/2043[4,8,10]	9,788	10,007
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.757% 6/25/2043[4,8,10]	5,882	5,947
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.557% 7/25/2043[4,8,10]	4,347	4,363
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.657% 1/25/2044[4,8,10]	3,943	3,980
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.957% 5/25/2044[4,8,10]	6,670	6,674
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.507% 5/25/2044[4,8,10]	8,122	8,173

14	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[4,5,8]	USD19,640	$19,752
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,8,10]	4,404	4,100
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[4,5,8]	7,510	7,546
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[4,5,8]	14,084	14,199
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,8]	1,635	1,608
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,8]	425	415
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[4,5,8]	18,947	19,094
	Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[4,5,8]	8,504	8,573
			121,875

Other mortgage- backed securities 0.19%
	Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037[8]	DKK13,343	1,862
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[8]	132,512	17,572
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[8]	160,389	19,299
	Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[8]	45,908	5,329
	Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053[8]	47,271	5,445
	Realkredit Danmark AS 1.00% 10/1/2053[8]	12,816	1,476
			50,983

Commercial mortgage-backed securities 0.15%
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.618% 9/15/2036[4,8,10]	USD9,550	9,501
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.817% 10/15/2036[4,8,10]	7,050	7,008
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,8,10]	5,765	5,977
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[4,8,10]	8,811	8,986
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[4,8,10]	4,481	4,522
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.607% 7/25/2054[4,8,10]	3,403	3,439
			39,433
	Total mortgage-backed obligations		1,515,719
Asset-backed obligations 0.25%
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[4,8]	1,557	1,563
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[4,8]	1,297	1,302
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[4,8]	3,387	3,399
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[4,8]	292	291
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,8]	8,068	8,100
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,8]	7,122	7,328
	CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[4,8]	794	794
	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[4,8]	5,473	5,517
	Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[4,8]	1,614	1,633
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[4,8]	7,757	7,810
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[4,8]	3,831	3,857
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[4,8]	13,966	14,134
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[4,8]	3,554	3,631
	Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[4,8]	489	488
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.56% 11/15/2052[4,8,10]	4,615	4,672
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[4,8]	325	325
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,8]	1,236	1,237
			66,081

American Funds Global Balanced Fund	15

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Federal agency bonds & notes 0.14%
Bank Gospodarstwa Krajowego 5.75% 7/9/2034[4]		USD2,645	$2,673
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[4]		28,875	29,509
Export Import Bank of Thailand 5.354% 5/16/2029		4,920	5,015
			37,197
Municipals 0.03%
Ohio 0.01%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		4,090	3,057

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		5,670	4,149
Total municipals			7,206
Total bonds, notes & other debt instruments (cost: $8,804,214,000)			8,337,896
Investment funds 1.21%		Shares
Capital Group Central Corporate Bond Fund[11]		38,292,377	322,039
Total Investment funds (cost: $302,553,000)			322,039
Short-term securities 4.23%
Money market investments 3.94%
Capital Group Central Cash Fund 4.87%[11,12]		10,494,689	1,049,469
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.26%
Egypt (Arab Republic of) 11/12/2024	22.326%	EGP270,425	5,505
Egypt (Arab Republic of) 11/19/2024	22.238	417,300	8,445
Egypt (Arab Republic of) 3/11/2025	21.301	524,650	9,744
Egypt (Arab Republic of) 3/18/2025	21.154	2,387,325	44,114
			67,808
		Shares
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 4.87%[11,12,13]		32,436	3,244
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.77%[12,13]		1,875,696	1,876
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.76%[12,13]		500,000	500
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.72%[12,13]		500,000	500
Fidelity Investments Money Market Government Portfolio, Class I 4.70%[12,13]		500,000	500
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.70%[12,13]		500,000	500

16	American Funds Global Balanced Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.78%[12,13]	500,000	$500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.77%[12,13]	400,000	400
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%[12,13]	393,361	393
		8,413
Total short-term securities (cost: $1,128,223,000)		1,125,690
Total investment securities 99.78% (cost: $21,999,093,000)		26,560,966
Other assets less liabilities 0.22%		57,471
Net assets 100.00%		$26,618,437
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 10/31/2024 (000)
2 Year Euro-Schatz Futures	Long	584	12/10/2024	USD67,679	$(39)
2 Year U.S. Treasury Note Futures	Long	782	1/6/2025	161,049	(1,796)
5 Year Euro-Bobl Futures	Long	2,629	12/10/2024	337,873	(1,778)
5 Year U.S. Treasury Note Futures	Long	2,444	12/31/2024	262,081	(6,004)
5 Year Canadian Government Bond Futures	Long	12	12/31/2024	981	(8)
10 Year French Government Bond Futures	Long	359	12/10/2024	48,680	(1,115)
10 Year Italy Government Bond Futures	Short	203	12/10/2024	(26,398)	(242)
10 Year Euro-Bund Futures	Short	1,391	12/10/2024	(199,421)	228
10 Year Australian Treasury Bond Futures	Long	320	12/16/2024	23,553	(1,082)
10 Year Japanese Government Bond Futures	Short	189	12/20/2024	(179,360)	327
10 Year UK Gilt Futures	Long	2,296	12/31/2024	278,413	(13,351)
10 Year Canadian Government Bond Futures	Long	1,162	12/31/2024	101,808	(1,938)
10 Year U.S. Treasury Note Futures	Short	775	12/31/2024	(85,613)	2,561
10 Year Ultra U.S. Treasury Note Futures	Short	5,121	12/31/2024	(582,514)	25,126
20 Year U.S. Treasury Bond Futures	Long	380	12/31/2024	44,828	(2,617)
30 Year Euro-Buxl Futures	Long	85	12/10/2024	12,238	(116)
30 Year Ultra U.S. Treasury Bond Futures	Long	128	12/31/2024	16,080	(1,130)
					$(2,974)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 10/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	36,222	CNH	258,394	Bank of New York Mellon	11/1/2024	$(65)
CNH	60,480	USD	8,588	HSBC Bank	11/1/2024	(94)
CNH	197,914	USD	28,102	HSBC Bank	11/1/2024	(308)
USD	35,043	EUR	32,190	Bank of America	11/4/2024	22
USD	2,025	EUR	1,860	Bank of America	11/4/2024	1
EUR	410	USD	457	JPMorgan Chase	11/4/2024	(11)
EUR	1,450	USD	1,622	Bank of America	11/4/2024	(45)
EUR	32,190	USD	36,000	Morgan Stanley	11/4/2024	(978)
USD	1,718	JPY	261,880	JPMorgan Chase	11/5/2024	(7)
JPY	261,880	USD	1,769	Morgan Stanley	11/5/2024	(44)
USD	29,780	JPY	4,539,320	JPMorgan Chase	11/5/2024	(115)
JPY	4,539,320	USD	30,661	Morgan Stanley	11/5/2024	(766)
USD	2,009	JPY	306,000	JPMorgan Chase	11/6/2024	(7)
USD	34,824	JPY	5,305,620	JPMorgan Chase	11/6/2024	(122)
JPY	5,611,620	USD	39,016	Standard Chartered Bank	11/6/2024	(2,054)

American Funds Global Balanced Fund	17

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 10/31/2024 (000)
Currency purchased (000)		Currency sold (000)
CHF	132,670	JPY	23,076,753	BNP Paribas	11/7/2024	$1,750
USD	79,042	GBP	60,430	Barclays Bank PLC	11/7/2024	1,121
USD	95,875	EUR	87,330	Citibank	11/7/2024	849
USD	16,609	HUF	6,051,337	UBS AG	11/7/2024	489
EUR	87,330	USD	94,823	Morgan Stanley	11/7/2024	203
CHF	7,170	JPY	1,247,157	BNP Paribas	11/7/2024	95
GBP	40,079	USD	51,598	HSBC Bank	11/7/2024	82
USD	5,182	EUR	4,720	Citibank	11/7/2024	46
HUF	6,051,337	USD	16,109	Bank of New York Mellon	11/7/2024	10
JPY	8,804	CHF	50	BNP Paribas	11/7/2024	— [14]
USD	3,985	EUR	3,670	Morgan Stanley	11/7/2024	(9)
USD	28,104	GBP	21,830	HSBC Bank	11/7/2024	(45)
EUR	8,390	USD	9,274	Citibank	11/7/2024	(145)
GBP	20,351	USD	27,006	Citibank	11/7/2024	(764)
GBP	21,830	USD	28,968	Citibank	11/7/2024	(820)
JPY	24,068,833	CHF	139,790	BNP Paribas	11/7/2024	(3,468)
USD	47,218	NOK	498,390	HSBC Bank	11/8/2024	1,907
USD	30,735	NZD	48,986	UBS AG	11/8/2024	1,455
USD	27,943	THB	926,450	JPMorgan Chase	11/8/2024	525
USD	2,295	NZD	3,658	UBS AG	11/8/2024	109
USD	4,294	DKK	28,964	Bank of America	11/8/2024	68
EUR	2,176	PLN	9,370	BNP Paribas	11/8/2024	27
USD	582	AUD	845	Bank of America	11/8/2024	26
EUR	13,031	DKK	97,170	Bank of America	11/8/2024	4
DKK	37,620	EUR	5,045	Bank of America	11/8/2024	(1)
THB	10,000	USD	304	Standard Chartered Bank	11/8/2024	(8)
JPY	57,992	USD	400	Bank of America	11/8/2024	(18)
CHF	937	USD	1,108	Bank of America	11/8/2024	(22)
CZK	52,685	USD	2,295	BNP Paribas	11/8/2024	(32)
CAD	1,460	USD	1,084	JPMorgan Chase	11/8/2024	(36)
CZK	132,090	USD	5,760	Goldman Sachs	11/8/2024	(85)
DKK	52,981	USD	7,857	Goldman Sachs	11/8/2024	(127)
PLN	31,405	USD	8,067	HSBC Bank	11/8/2024	(223)
THB	429,881	USD	12,966	JPMorgan Chase	11/8/2024	(244)
CHF	18,318	USD	21,666	Bank of America	11/8/2024	(432)
CAD	24,165	USD	17,949	JPMorgan Chase	11/8/2024	(588)
AUD	30,038	USD	20,700	Bank of America	11/8/2024	(930)
JPY	32,181,313	USD	222,045	Bank of America	11/8/2024	(10,024)
IDR	259,456,602	USD	16,497	BNP Paribas	11/12/2024	22
USD	16,512	IDR	259,456,602	HSBC Bank	11/12/2024	(7)
USD	45,956	JPY	6,709,834	Bank of America	11/14/2024	1,715
JPY	270,565	USD	1,820	JPMorgan Chase	11/14/2024	(36)
JPY	360,640	USD	2,482	Barclays Bank PLC	11/14/2024	(104)
JPY	4,269,090	USD	28,721	JPMorgan Chase	11/14/2024	(573)
EUR	25,726	CAD	38,790	HSBC Bank	11/18/2024	129
USD	1,297	GBP	990	Bank of America	11/18/2024	20
EUR	2,195	CAD	3,310	HSBC Bank	11/18/2024	11
PLN	7,770	EUR	1,806	HSBC Bank	11/18/2024	(26)
CAD	10,828	USD	7,849	UBS AG	11/18/2024	(68)
PLN	19,390	USD	4,921	HSBC Bank	11/18/2024	(79)
SGD	10,948	USD	8,379	HSBC Bank	11/18/2024	(81)
CAD	23,914	USD	17,335	UBS AG	11/18/2024	(150)
THB	1,327,270	USD	39,913	Citibank	11/18/2024	(622)
CAD	106,341	USD	77,087	UBS AG	11/18/2024	(667)
GBP	35,621	USD	46,655	Bank of America	11/18/2024	(724)
EUR	270,287	USD	295,288	Morgan Stanley	11/18/2024	(1,059)
USD	28,946	AUD	43,418	Morgan Stanley	11/19/2024	367
CNH	558,170	USD	78,437	HSBC Bank	11/19/2024	44
USD	299	ZAR	5,275	Citibank	11/19/2024	— [14]
NOK	39,675	USD	3,647	JPMorgan Chase	11/19/2024	(40)
NZD	9,911	USD	6,011	HSBC Bank	11/19/2024	(87)
HUF	7,101,480	USD	19,217	Barclays Bank PLC	11/19/2024	(311)

18	American Funds Global Balanced Fund

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 10/31/2024 (000)
Currency purchased (000)		Currency sold (000)
SEK	237,042	USD	22,676	HSBC Bank	11/19/2024	$(408)
USD	64,439	MXN	1,270,854	Morgan Stanley	11/21/2024	1,163
USD	653	MXN	13,138	JPMorgan Chase	11/21/2024	(1)
USD	17,876	MXN	359,729	JPMorgan Chase	11/21/2024	(35)
EUR	167,761	USD	184,401	Citibank	11/21/2024	(1,758)
JPY	16,853,270	USD	113,068	Citibank	11/21/2024	(1,847)
USD	57,948	ILS	214,600	HSBC Bank	11/22/2024	460
USD	39,011	JPY	5,857,860	Morgan Stanley	11/22/2024	348
USD	17,166	JPY	2,559,560	Citibank	11/22/2024	272
USD	26,462	JPY	4,005,695	Bank of America	11/22/2024	24
EUR	15,120	USD	16,441	Standard Chartered Bank	11/22/2024	21
USD	206	EUR	190	JPMorgan Chase	11/22/2024	(1)
USD	330	JPY	50,075	Standard Chartered Bank	11/22/2024	(1)
USD	6,101	JPY	926,370	Standard Chartered Bank	11/22/2024	(14)
EUR	1,850	USD	2,033	Goldman Sachs	11/22/2024	(19)
USD	3,835	EUR	3,540	JPMorgan Chase	11/22/2024	(19)
EUR	40,690	USD	44,714	Morgan Stanley	11/22/2024	(413)
JPY	7,593,516	USD	50,926	Citibank	11/22/2024	(807)
CNH	253,062	USD	35,594	Citibank	11/25/2024	1
USD	1,096	CNH	7,830	BNP Paribas	11/25/2024	(5)
USD	20,285	CNH	144,860	BNP Paribas	11/25/2024	(90)
USD	73,159	BRL	417,242	JPMorgan Chase	11/26/2024	1,215
USD	962	CLP	907,455	Morgan Stanley	11/26/2024	19
USD	39,989	INR	3,364,768	HSBC Bank	11/26/2024	9
USD	16,485	IDR	259,456,602	BNP Paribas	11/26/2024	(20)
CLP	1,765,258	USD	1,872	Morgan Stanley	11/26/2024	(36)
COP	20,947,114	USD	4,912	Morgan Stanley	11/26/2024	(196)
IDR	697,513,937	USD	44,755	BNP Paribas	11/26/2024	(383)
MYR	3,200	USD	745	JPMorgan Chase	11/27/2024	(14)
MYR	55,100	USD	12,833	JPMorgan Chase	11/27/2024	(241)
JPY	5,305,620	USD	34,954	JPMorgan Chase	12/5/2024	127
JPY	4,539,320	USD	29,895	JPMorgan Chase	12/5/2024	119
USD	2,950	GBP	2,270	BNP Paribas	12/5/2024	23
JPY	261,880	USD	1,725	JPMorgan Chase	12/5/2024	7
JPY	306,000	USD	2,016	JPMorgan Chase	12/5/2024	7
ILS	17,333	USD	4,661	HSBC Bank	12/5/2024	(16)
USD	32,962	BRL	189,432	BNP Paribas	12/6/2024	334
CNH	258,394	USD	36,307	Bank of New York Mellon	12/6/2024	65
AUD	26,350	USD	17,310	HSBC Bank	12/6/2024	38
CLP	374,078	USD	394	HSBC Bank	12/6/2024	(5)
USD	29,981	KRW	41,358,462	Citibank	12/6/2024	(139)
GBP	21,830	USD	28,103	HSBC Bank	12/9/2024	44
EUR	3,670	USD	3,990	Morgan Stanley	12/9/2024	9
USD	16,083	HUF	6,051,337	Bank of New York Mellon	12/9/2024	(9)
USD	51,595	GBP	40,079	HSBC Bank	12/9/2024	(81)
USD	94,940	EUR	87,330	Morgan Stanley	12/9/2024	(212)
USD	15,220	BRL	78,770	JPMorgan Chase	4/1/2025	1,876
						$(16,763)

American Funds Global Balanced Fund	19

Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 10/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD7,945	$(31)	$—	$(31)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN121,400	(307)	—	(307)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	159,500	(404)	—	(405)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	196,200	(489)	—	(489)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	685,100	(1,739)	—	(1,739)
6.605%	28-day	28-day MXN-TIIE	28-day	7/6/2026	452,325	(1,156)	—	(1,156)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	204,100	(412)	—	(412)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	306,112	(609)	—	(609)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP3,640	1	—	1
3.5175%	Annual	SOFR	Annual	8/15/2027	USD609,013	(5,824)	—	(5,824)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP106,040	3,738	—	3,738
4.96048%	Annual	SONIA	Annual	6/21/2028	56,700	1,951	—	1,951
3.968%	Annual	SONIA	Annual	2/16/2029	102,605	(717)	—	(716)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD180,750	4,234	—	4,234
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP30,780	(963)	—	(963)
SONIA	Annual	4.36738%	Annual	6/21/2033	62,520	(2,059)	—	(2,059)
SONIA	Annual	3.9322%	Annual	2/16/2054	26,120	885	—	885
						$(3,901)	$—	$(3,901)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 10/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL10,610	$(34)	$—	$(34)
12.1725%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	30,439	(136)	—	(136)
12.005%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	49,230	(277)	—	(277)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	246,450	(2,195)	—	(2,195)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	611,730	(12,567)	—	(12,567)
							$(15,209)	$—	$(15,209)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[15] (000)	Value at 10/31/2024[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2024 (000)
ITRAXX.EUR.42	1.00%	Quarterly	12/20/2029	EUR71,610	$1,549	$1,619	$(71)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD588,371	12,507	13,216	(709)
					$14,056	$14,835	$(780)

20	American Funds Global Balanced Fund

Investments in affiliates11

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend or interest income (000)
Investment funds 1.21%
Capital Group Central Corporate Bond Fund	$306,119	$367,657	$380,513	$3,302	$25,474	$322,039	$20,237
Short-term securities 3.95%
Money market investments 3.94%
Capital Group Central Cash Fund 4.87% [12]	1,788,973	7,593,652	8,333,172	187	(171)	1,049,469	91,773
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.87% [12,13]	5,731		2,487 [17]			3,244	— [18]
Total short-term securities						1,052,713
Total 5.16%				$3,489	$25,303	$1,374,752	$112,010
Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
McDonalds Corp. 1.60% 3/15/2031	9/30/2024	$5,199	$5,010	.02%

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $9,971,000, which represented .04% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $590,378,000, which represented
2.22% of the net assets of the fund.

[5]	Step bond; coupon rate may change at a later date.
[6]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $5,010,000, which represented .02% of the net assets of the fund.

[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $105,255,000, which represented .40% of the net assets of the fund.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Rate represents the seven-day yield at 10/31/2024.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Amount less than one thousand.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[17]	Represents net activity. Refer to Note 5 for more information on securities lending.
[18]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Global Balanced Fund	21

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah

ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Interbank Equilibrium Interest Rate
TRY = Turkish lira
USD = U.S. dollars
ZAR = South African rand
Refer to the notes to financial statements.

22	American Funds Global Balanced Fund

Financial statements
Statement of assets and liabilities at October 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value (includes $9,971 of investment securities on loan):
Unaffiliated issuers (cost: $20,643,746)	$25,186,214
Affiliated issuers (cost: $1,355,347)	1,374,752	$26,560,966
Cash		968
Cash denominated in currencies other than U.S. dollars (cost: $2,759)		2,750
Unrealized appreciation on open forward currency contracts		17,278
Receivables for:
Sales of investments	217,207
Sales of fund’s shares	15,277
Dividends and interest	128,573
Securities lending income	14
Variation margin on futures contracts	2,345
Variation margin on centrally cleared swap contracts	1,658	365,074
		26,947,036
Liabilities:
Collateral for securities on loan		8,413
Unrealized depreciation on open forward currency contracts		34,041
Bilateral swaps, at value		15,209
Payables for:
Purchases of investments	211,621
Repurchases of fund’s shares	8,631
Investment advisory services	9,928
Services provided by related parties	2,123
Trustees’ deferred compensation	1,863
Variation margin on futures contracts	7,284
Variation margin on centrally cleared swap contracts	3,468
Non-U.S. taxes	24,042
Other	1,976	270,936
Net assets at October 31, 2024		$26,618,437
Net assets consist of:
Capital paid in on shares of beneficial interest		$21,221,103
Total distributable earnings (accumulated loss)		5,397,334
Net assets at October 31, 2024		$26,618,437

Refer to the notes to financial statements.

American Funds Global Balanced Fund	23

Financial statements (continued)
Statement of assets and liabilities at October 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (687,086 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$5,242,820	135,385	$38.73
Class C	198,347	5,134	38.64
Class T	13	— *	38.65
Class F-1	84,247	2,174	38.76
Class F-2	3,905,791	100,833	38.74
Class F-3	1,115,152	28,806	38.71
Class 529-A	306,872	7,931	38.69
Class 529-C	12,811	332	38.59
Class 529-E	10,636	275	38.66
Class 529-T	16	— *	38.66
Class 529-F-1	12	— *	38.70
Class 529-F-2	48,681	1,257	38.72
Class 529-F-3	13	— *	38.72
Class R-1	3,499	91	38.65
Class R-2	40,384	1,048	38.53
Class R-2E	3,754	97	38.61
Class R-3	58,005	1,501	38.65
Class R-4	44,513	1,150	38.72
Class R-5E	9,165	237	38.69
Class R-5	17,812	459	38.78
Class R-6	15,515,894	400,376	38.75
*
Amount less than one thousand.
Refer to the notes to financial statements.

24	American Funds Global Balanced Fund

Financial statements (continued)
Statement of operations for the year ended October 31, 2024

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $18,840; also includes $112,010 from affiliates)	$532,400
Interest from unaffiliated issuers (net of non-U.S. taxes of $517)	325,657
Securities lending income (net of fees)	492	$858,549
Fees and expenses*:
Investment advisory services	115,921
Distribution services	17,150
Transfer agent services	9,312
Administrative services	8,021
529 plan services	213
Reports to shareholders	367
Registration statement and prospectus	534
Trustees’ compensation	550
Auditing and legal	211
Custodian	1,776
Other	108	154,163
Net investment income		704,386
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $10,747):
Unaffiliated issuers	1,682,635
Affiliated issuers	3,489
Options written	2,066
Futures contracts	51,201
Forward currency contracts	27,129
Swap contracts	(17,891)
Currency transactions	(2,553)	1,746,076
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $24,042):
Unaffiliated issuers	2,619,103
Affiliated issuers	25,303
Futures contracts	(324)
Forward currency contracts	(19,107)
Swap contracts	(5,090)
Currency translations	31	2,619,916
Net realized gain (loss) and unrealized appreciation (depreciation)		4,365,992
Net increase (decrease) in net assets resulting from operations		$5,070,378
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Global Balanced Fund	25

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended October 31,
	2024	2023

Operations:
Net investment income	$704,386	$636,137
Net realized gain (loss)	1,746,076	(636,342)
Net unrealized appreciation (depreciation)	2,619,916	1,571,034
Net increase (decrease) in net assets resulting from operations	5,070,378	1,570,829
Distributions paid to shareholders	(547,292)	(464,730)
Net capital share transactions	(2,459,441)	1,136,037
Total increase (decrease) in net assets	2,063,645	2,242,136
Net assets:
Beginning of year	24,554,792	22,312,656
End of year	$26,618,437	$24,554,792
Refer to the notes to financial statements.

26	American Funds Global Balanced Fund

Notes to financial statements
1. Organization

American Funds Global Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

American Funds Global Balanced Fund	27

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

28	American Funds Global Balanced Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of October 31, 2024 (dollars in thousands):

American Funds Global Balanced Fund	29

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,196,954	$479,593	$—	$2,676,547
Health care	1,606,144	753,982	—	2,360,126
Industrials	1,251,660	998,680	—	2,250,340
Financials	875,448	1,263,717	—	2,139,165
Consumer staples	294,422	1,149,804	—	1,444,226
Consumer discretionary	904,037	443,737	—	1,347,774
Communication services	1,166,965	123,781	—	1,290,746
Materials	947,844	215,723	—	1,163,567
Utilities	698,320	231,128	—	929,448
Energy	581,929	151,236	—	733,165
Real estate	127,408	197,864	—	325,272
Preferred securities	—	18,535	—	18,535
Convertible stocks	96,430	—	—	96,430
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,384,687	—	3,384,687
Corporate bonds, notes & loans	—	1,727,778	—	1,727,778
U.S. Treasury bonds & notes	—	1,599,228	—	1,599,228
Mortgage-backed obligations	—	1,515,719	—	1,515,719
Asset-backed obligations	—	66,081	—	66,081
Federal agency bonds & notes	—	37,197	—	37,197
Municipals	—	7,206	—	7,206
Investment funds	322,039	—	—	322,039
Short-term securities	1,057,882	67,808	—	1,125,690
Total	$12,127,482	$14,433,484	$—	$26,560,966

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$28,242	$—	$—	$28,242
Unrealized appreciation on open forward currency contracts	—	17,278	—	17,278
Unrealized appreciation on centrally cleared interest rate swaps	—	10,809	—	10,809
Liabilities:
Unrealized depreciation on futures contracts	(31,216)	—	—	(31,216)
Unrealized depreciation on open forward currency contracts	—	(34,041)	—	(34,041)
Unrealized depreciation on centrally cleared interest rate swaps	—	(14,710)	—	(14,710)
Unrealized depreciation on bilateral interest rate swaps	—	(15,209)	—	(15,209)
Unrealized depreciation on centrally cleared credit default swaps	—	(780)	—	(780)
Total	$(2,974)	$(36,653)	$—	$(39,627)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

30	American Funds Global Balanced Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

American Funds Global Balanced Fund	31

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income- bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

32	American Funds Global Balanced Fund

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of October 31, 2024, the total value of securities on loan was $9,971,000, and the total value of collateral received was $10,489,000. Collateral received includes cash of $8,413,000 and U.S. government securities of $2,076,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at

American Funds Global Balanced Fund	33

value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. As of October 31, 2024, the fund did not have any options on futures contracts. The average month-end notional amount of options on futures while held was $681,300,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $2,818,601,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $3,148,774,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

34	American Funds Global Balanced Fund

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $1,160,767,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $518,982,000.

American Funds Global Balanced Fund	35

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, October 31, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$28,242	Unrealized depreciation*	$31,216
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	17,278	Unrealized depreciation on open forward currency contracts	34,041
Swap (centrally cleared)	Interest	Unrealized appreciation*	10,809	Unrealized depreciation*	14,710
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	15,209
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	780
			$56,329		$95,956

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options written (equity style)	Interest	Net realized gain (loss) on options written	$2,066	Net unrealized appreciation (depreciation) on options written	$—
Futures	Interest	Net realized gain (loss) on futures contracts	51,201	Net unrealized appreciation (depreciation) on futures contracts	(324)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	27,129	Net unrealized appreciation (depreciation) on forward currency contracts	(19,107)
Swap	Interest	Net realized gain (loss) on swap contracts	(27,083)	Net unrealized appreciation (depreciation) on swap contracts	(4,277)
Swap	Credit	Net realized gain (loss) on swap contracts	9,192	Net unrealized appreciation (depreciation) on swap contracts	(813)
			$62,505		$(24,521)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

36	American Funds Global Balanced Fund

The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of October 31, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$1,880	$ (1,880)	$ —	$ —	$ —
Bank of New York Mellon	75	(74)	—	—	1
Barclays Bank PLC	1,121	(449)	—	—	672
BNP Paribas	2,251	(2,251)	—	—	—
Citibank	1,168	(1,168)	—	—	—
HSBC Bank	2,724	(1,460)	(655)	—	609
JPMorgan Chase	3,876	(2,090)	(1,306)	—	480
Morgan Stanley	2,109	(2,109)	—	—	—
Standard Chartered Bank	21	(21)	—	—	—
UBS AG	2,053	(885)	(1,168)	—	—
Total	$17,278	$ (12,387)	$ (3,129)	$ —	$1,762
Liabilities:
Bank of America	$14,391	$ (1,880)	$ (12,511)	$ —	$ —
Bank of New York Mellon	74	(74)	—	—	—
Barclays Bank PLC	449	(449)	—	—	—
BNP Paribas	3,998	(2,251)	(1,747)	—	—
Citibank	6,902	(1,168)	(5,734)	—	—
Goldman Sachs	13,211	—	(12,495)	—	716
HSBC Bank	1,460	(1,460)	—	—	—
JPMorgan Chase	2,090	(2,090)	—	—	—
Morgan Stanley	3,713	(2,109)	(1,490)	—	114
Standard Chartered Bank	2,077	(21)	(2,056)	—	—
UBS AG	885	(885)	—	—	—
Total	$49,250	$ (12,387)	$ (36,033)	$ —	$830
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

American Funds Global Balanced Fund	37

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended October 31, 2024, the fund recognized $603,000 in EU reclaims (net of $87,000 in fees and the effect of realized gain or loss from currency translations) and $39,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended October 31, 2024, the fund reclassified $23,335,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The fund also utilized capital loss carryforward of $974,617,000.
As of October 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$53,858
Undistributed long-term capital gains	869,674
Gross unrealized appreciation on investments	5,587,740
Gross unrealized depreciation on investments	(1,074,632)
Net unrealized appreciation (depreciation) on investments	4,513,108
Cost of investments	21,993,396

38	American Funds Global Balanced Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended October 31,
Share class	2024	2023
Class A	$94,259	$83,752
Class C	2,244	2,172
Class T	— *	— *
Class F-1	1,533	1,626
Class F-2	74,601	57,105
Class F-3	21,242	17,334
Class 529-A	5,414	4,716
Class 529-C	140	142
Class 529-E	167	160
Class 529-T	— *	— *
Class 529-F-1	— *	— *
Class 529-F-2	973	797
Class 529-F-3	— *	— *
Class R-1	39	34
Class R-2	451	376
Class R-2E	52	45
Class R-3	853	719
Class R-4	790	669
Class R-5E	182	132
Class R-5	371	399
Class R-6	343,981	294,552
Total	$547,292	$464,730
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.414% on such assets in excess of $27.5 billion. For the year ended October 31, 2024, the investment advisory services fees were $115,921,000, which were equivalent to an annualized rate of 0.434% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

American Funds Global Balanced Fund	39

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended October 31, 2024, the 529 plan services fees were $213,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

40	American Funds Global Balanced Fund

For the year ended October 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$13,118	$4,562	$1,573	Not applicable
Class C	2,148	191	65	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	217	121	27	Not applicable
Class F-2	Not applicable	3,838	1,094	Not applicable
Class F-3	Not applicable	2	298	Not applicable
Class 529-A	716	246	92	$172
Class 529-C	141	12	4	8
Class 529-E	54	5	3	6
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	23	14	27
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	35	2	1	Not applicable
Class R-2	306	130	12	Not applicable
Class R-2E	24	8	1	Not applicable
Class R-3	283	76	17	Not applicable
Class R-4	108	38	13	Not applicable
Class R-5E	Not applicable	14	3	Not applicable
Class R-5	Not applicable	9	6	Not applicable
Class R-6	Not applicable	35	4,798	Not applicable

Total class-specific expenses	$17,150	$9,312	$8,021	$213
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $550,000 in the fund’s statement of operations reflects $123,000 in current fees (either paid in cash or deferred) and a net increase of $427,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $310,434,000 and $449,553,000, respectively, which generated $106,529,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2024.

American Funds Global Balanced Fund	41

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$243,647	6,569	$92,541	2,454	$(765,657)	(20,605)	$(429,469)	(11,582)
Class C	16,996	460	2,234	60	(74,886)	(2,024)	(55,656)	(1,504)
Class T	—	—	—	—	—	—	—	—
Class F-1	7,314	197	1,508	40	(25,959)	(702)	(17,137)	(465)
Class F-2	966,446	25,953	71,473	1,893	(785,702)	(21,057)	252,217	6,789
Class F-3	298,256	7,938	20,767	550	(227,302)	(6,166)	91,721	2,322
Class 529-A	28,269	763	5,411	144	(54,646)	(1,471)	(20,966)	(564)
Class 529-C	2,687	73	140	4	(7,518)	(204)	(4,691)	(127)
Class 529-E	1,390	38	167	4	(3,057)	(83)	(1,500)	(41)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	10,945	294	971	26	(13,875)	(374)	(1,959)	(54)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	307	9	39	1	(987)	(27)	(641)	(17)
Class R-2	5,476	147	451	12	(9,788)	(263)	(3,861)	(104)
Class R-2E	484	13	52	1	(959)	(25)	(423)	(11)
Class R-3	8,048	216	849	23	(10,505)	(282)	(1,608)	(43)
Class R-4	5,408	146	789	21	(7,654)	(206)	(1,457)	(39)
Class R-5E	2,500	67	182	5	(2,317)	(61)	365	11
Class R-5	2,693	71	368	10	(4,487)	(120)	(1,426)	(39)
Class R-6	1,863,244	50,284	343,953	9,134	(4,470,147)	(121,199)	(2,262,950)	(61,781)
Total net increase (decrease)	$3,464,110	93,238	$541,895	14,382	$(6,465,446)	(174,869)	$(2,459,441)	(67,249)
Refer to the end of the table for footnotes.

42	American Funds Global Balanced Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2023
Class A	$279,656	8,355	$82,312	2,467	$(722,086)	(21,654)	$(360,118)	(10,832)
Class C	19,970	598	2,160	65	(88,562)	(2,649)	(66,432)	(1,986)
Class T	—	—	—	—	—	—	—	—
Class F-1	6,790	202	1,599	48	(36,585)	(1,097)	(28,196)	(847)
Class F-2	767,406	22,818	54,289	1,627	(644,663)	(19,276)	177,032	5,169
Class F-3	188,522	5,662	16,827	505	(156,221)	(4,664)	49,128	1,503
Class 529-A	28,874	862	4,712	142	(47,662)	(1,419)	(14,076)	(415)
Class 529-C	3,038	91	142	4	(8,705)	(260)	(5,525)	(165)
Class 529-E	1,117	33	159	5	(2,793)	(82)	(1,517)	(44)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	10,359	306	797	24	(8,323)	(247)	2,833	83
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	349	10	34	1	(411)	(12)	(28)	(1)
Class R-2	6,443	193	375	12	(11,533)	(344)	(4,715)	(139)
Class R-2E	635	19	45	1	(601)	(18)	79	2
Class R-3	10,159	302	717	21	(11,729)	(351)	(853)	(28)
Class R-4	4,876	146	667	20	(7,226)	(215)	(1,683)	(49)
Class R-5E	2,190	66	132	4	(1,504)	(46)	818	24
Class R-5	3,286	97	393	12	(8,553)	(257)	(4,874)	(148)
Class R-6	1,599,826	47,094	294,527	8,825	(500,189)	(14,892)	1,394,164	41,027
Total net increase (decrease)	$2,933,496	86,854	$459,887	13,783	$(2,257,346)	(67,483)	$1,136,037	33,154
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $28,297,951,000 and $29,433,633,000, respectively, during the year ended October 31, 2024.

American Funds Global Balanced Fund	43

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursement[4]	Ratio of expenses to average net assets after reimbursement[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
10/31/2024	$32.54	$.89	$5.97	$6.86	$(.67 )	$—	$(.67 )	$38.73	21.16%	$5,243	.81%	.81%	2.39%
10/31/2023	30.93	.79	1.38	2.17	(.56 )	—	(.56 )	32.54	6.97	4,782.82		.82	2.35
10/31/2022	39.99	.59	(7.43)	(6.84)	(.58 )	(1.64)	(2.22)	30.93	(17.99)	4,881.81		.81	1.68
10/31/2021	33.54	.62	6.45	7.07	(.62 )	—	(.62 )	39.99	21.16	6,402.82		.82	1.61
10/31/2020	32.93	.59	.50	1.09	(.48 )	—	(.48 )	33.54	3.36	5,282.83		.83	1.76
Class C:
10/31/2024	32.47	.61	5.95	6.56	(.39 )	—	(.39 )	38.64	20.24	198	1.56	1.56	1.65
10/31/2023	30.85	.53	1.38	1.91	(.29 )	—	(.29 )	32.47	6.18	216	1.57	1.57	1.58
10/31/2022	39.91	.32	(7.41)	(7.09)	(.33 )	(1.64)	(1.97)	30.85	(18.60)	266	1.55	1.55	.92
10/31/2021	33.47	.34	6.43	6.77	(.33 )	—	(.33 )	39.91	20.26	417	1.55	1.55	.87
10/31/2020	32.85	.35	.49	.84	(.22 )	—	(.22 )	33.47	2.58	401	1.57	1.57	1.07
Class T:
10/31/2024	32.48	.98	5.96	6.94	(.77 )	—	(.77 )	38.65	21.44 [5]	— [6]	.56 [5]	.56 [5]	2.65 [5]
10/31/2023	30.87	.88	1.38	2.26	(.65 )	—	(.65 )	32.48	7.25 [5]	— [6]	.54 [5]	.54 [5]	2.62 [5]
10/31/2022	39.93	.68	(7.43)	(6.75)	(.67 )	(1.64)	(2.31)	30.87	(17.73)[5]	— [6]	.54 [5]	.54 [5]	1.96 [5]
10/31/2021	33.49	.71	6.44	7.15	(.71 )	—	(.71 )	39.93	21.44 [5]	— [6]	.56 [5]	.56 [5]	1.85 [5]
10/31/2020	32.91	.65	.49	1.14	(.56 )	—	(.56 )	33.49	3.55 [5]	— [6]	.58 [5]	.58 [5]	1.97 [5]
Class F-1:
10/31/2024	32.56	.87	5.98	6.85	(.65 )	—	(.65 )	38.76	21.12	84.86		.86	2.34
10/31/2023	30.95	.78	1.37	2.15	(.54 )	—	(.54 )	32.56	6.90	86.86		.86	2.31
10/31/2022	40.01	.57	(7.43)	(6.86)	(.56 )	(1.64)	(2.20)	30.95	(18.02)	108.85		.85	1.64
10/31/2021	33.55	.61	6.45	7.06	(.60 )	—	(.60 )	40.01	21.11	153.85		.85	1.58
10/31/2020	32.95	.58	.49	1.07	(.47 )	—	(.47 )	33.55	3.33	150.86		.86	1.75
Class F-2:
10/31/2024	32.55	.98	5.97	6.95	(.76 )	—	(.76 )	38.74	21.43	3,906.58		.58	2.63
10/31/2023	30.94	.87	1.37	2.24	(.63 )	—	(.63 )	32.55	7.22	3,061.59		.59	2.58
10/31/2022	40.01	.67	(7.44)	(6.77)	(.66 )	(1.64)	(2.30)	30.94	(17.78)	2,750.58		.58	1.93
10/31/2021	33.55	.72	6.45	7.17	(.71 )	—	(.71 )	40.01	21.45	3,121.58		.58	1.86
10/31/2020	32.95	.67	.49	1.16	(.56 )	—	(.56 )	33.55	3.59	2,107.59		.59	2.01
Class F-3:
10/31/2024	32.53	1.01	5.97	6.98	(.80 )	—	(.80 )	38.71	21.54	1,115.48		.48	2.72
10/31/2023	30.92	.90	1.38	2.28	(.67 )	—	(.67 )	32.53	7.34	861.48		.48	2.69
10/31/2022	39.99	.71	(7.44)	(6.73)	(.70 )	(1.64)	(2.34)	30.92	(17.70)	772.48		.48	2.02
10/31/2021	33.53	.76	6.44	7.20	(.74 )	—	(.74 )	39.99	21.58	960.48		.48	1.96
10/31/2020	32.93	.70	.49	1.19	(.59 )	—	(.59 )	33.53	3.71	673.49		.49	2.11
Class 529-A:
10/31/2024	32.52	.88	5.95	6.83	(.66 )	—	(.66 )	38.69	21.10	307.85		.85	2.36
10/31/2023	30.90	.78	1.38	2.16	(.54 )	—	(.54 )	32.52	6.93	276.86		.86	2.31
10/31/2022	39.97	.58	(7.44)	(6.86)	(.57 )	(1.64)	(2.21)	30.90	(17.99)	275.84		.84	1.66
10/31/2021	33.52	.61	6.44	7.05	(.60 )	—	(.60 )	39.97	21.12	349.85		.85	1.59
10/31/2020	32.91	.57	.51	1.08	(.47 )	—	(.47 )	33.52	3.34	287.86		.86	1.72
Refer to the end of the table for footnotes.

44	American Funds Global Balanced Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursement[4]	Ratio of expenses to average net assets after reimbursement[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
10/31/2024	$32.42	$.59	$5.95	$6.54	$(.37 )	$—	$(.37 )	$38.59	20.21%	$13	1.60%	1.60%	1.61%
10/31/2023	30.80	.51	1.38	1.89	(.27 )	—	(.27 )	32.42	6.09	15	1.62	1.62	1.53
10/31/2022	39.85	.30	(7.40)	(7.10)	(.31 )	(1.64)	(1.95)	30.80	(18.62)	19	1.60	1.60	.87
10/31/2021	33.42	.32	6.42	6.74	(.31 )	—	(.31 )	39.85	20.24	31	1.59	1.59	.83
10/31/2020	32.79	.36	.47	.83	(.20 )	—	(.20 )	33.42	2.54	32	1.62	1.62	1.08
Class 529-E:
10/31/2024	32.49	.79	5.96	6.75	(.58 )	—	(.58 )	38.66	20.82	11	1.07	1.07	2.14
10/31/2023	30.88	.70	1.38	2.08	(.47 )	—	(.47 )	32.49	6.69	10	1.08	1.08	2.08
10/31/2022	39.93	.50	(7.42)	(6.92)	(.49 )	(1.64)	(2.13)	30.88	(18.18)	11	1.07	1.07	1.43
10/31/2021	33.49	.53	6.43	6.96	(.52 )	—	(.52 )	39.93	20.85	15	1.07	1.07	1.37
10/31/2020	32.88	.51	.50	1.01	(.40 )	—	(.40 )	33.49	3.11	12	1.08	1.08	1.52
Class 529-T:
10/31/2024	32.48	.97	5.96	6.93	(.75 )	—	(.75 )	38.66	21.42 [5]	— [6]	.61 [5]	.61 [5]	2.62 [5]
10/31/2023	30.87	.86	1.38	2.24	(.63 )	—	(.63 )	32.48	7.18 [5]	— [6]	.61 [5]	.61 [5]	2.55 [5]
10/31/2022	39.93	.66	(7.42)	(6.76)	(.66 )	(1.64)	(2.30)	30.87	(17.79)[5]	— [6]	.59 [5]	.59 [5]	1.89 [5]
10/31/2021	33.49	.70	6.43	7.13	(.69 )	—	(.69 )	39.93	21.42 [5]	— [6]	.61 [5]	.61 [5]	1.80 [5]
10/31/2020	32.91	.64	.49	1.13	(.55 )	—	(.55 )	33.49	3.50 [5]	— [6]	.63 [5]	.63 [5]	1.92 [5]
Class 529-F-1:
10/31/2024	32.52	.94	5.97	6.91	(.73 )	—	(.73 )	38.70	21.31 [5]	— [6]	.67 [5]	.67 [5]	2.53 [5]
10/31/2023	30.92	.83	1.37	2.20	(.60 )	—	(.60 )	32.52	7.09 [5]	— [6]	.68 [5]	.68 [5]	2.47 [5]
10/31/2022	39.98	.64	(7.43)	(6.79)	(.63 )	(1.64)	(2.27)	30.92	(17.87)[5]	— [6]	.67 [5]	.67 [5]	1.83 [5]
10/31/2021	33.53	.69	6.45	7.14	(.69 )	—	(.69 )	39.98	21.40 [5]	— [6]	.65 [5]	.65 [5]	1.80 [5]
10/31/2020	32.93	.65	.50	1.15	(.55 )	—	(.55 )	33.53	3.56 [5]	— [6]	.63 [5]	.63 [5]	1.96 [5]
Class 529-F-2:
10/31/2024	32.53	.98	5.97	6.95	(.76 )	—	(.76 )	38.72	21.45	49.58		.58	2.63
10/31/2023	30.92	.87	1.38	2.25	(.64 )	—	(.64 )	32.53	7.20	43.57		.57	2.59
10/31/2022	39.99	.67	(7.44)	(6.77)	(.66 )	(1.64)	(2.30)	30.92	(17.78)	38.57		.57	1.93
10/31/2021	33.54	.71	6.44	7.15	(.70 )	—	(.70 )	39.99	21.43	46.60		.60	1.84
10/31/2020[7,8]	33.54	—	—	—	—	—	—	33.54	—	36	—	—	—
Class 529-F-3:
10/31/2024	32.54	.99	5.97	6.96	(.78 )	—	(.78 )	38.72	21.46	— [6]	.54	.54	2.67
10/31/2023	30.93	.88	1.38	2.26	(.65 )	—	(.65 )	32.54	7.26	— [6]	.55	.55	2.62
10/31/2022	40.00	.69	(7.45)	(6.76)	(.67 )	(1.64)	(2.31)	30.93	(17.75)	— [6]	.54	.54	1.97
10/31/2021	33.54	.73	6.45	7.18	(.72 )	—	(.72 )	40.00	21.50	— [6]	.59	.54	1.90
10/31/2020[7,8]	33.54	—	—	—	—	—	—	33.54	—	— [6]	—	—	—
Class R-1:
10/31/2024	32.48	.62	5.96	6.58	(.41 )	—	(.41 )	38.65	20.29	3	1.54	1.54	1.67
10/31/2023	30.87	.54	1.38	1.92	(.31 )	—	(.31 )	32.48	6.20	4	1.55	1.55	1.62
10/31/2022	39.92	.34	(7.42)	(7.08)	(.33 )	(1.64)	(1.97)	30.87	(18.58)	3	1.52	1.52	.96
10/31/2021	33.49	.35	6.42	6.77	(.34 )	—	(.34 )	39.92	20.27	5	1.55	1.55	.90
10/31/2020	32.88	.34	.50	.84	(.23 )	—	(.23 )	33.49	2.56	5	1.59	1.59	1.01
Refer to the end of the table for footnotes.

American Funds Global Balanced Fund	45

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursement[4]	Ratio of expenses to average net assets after reimbursement[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
10/31/2024	$32.39	$.62	$5.93	$6.55	$(.41 )	$—	$(.41 )	$38.53	20.26%	$40	1.55%	1.55%	1.66%
10/31/2023	30.78	.54	1.38	1.92	(.31 )	—	(.31 )	32.39	6.18	37	1.55	1.55	1.62
10/31/2022	39.83	.33	(7.40)	(7.07)	(.34 )	(1.64)	(1.98)	30.78	(18.58)	40	1.55	1.55	.96
10/31/2021	33.41	.34	6.42	6.76	(.34 )	—	(.34 )	39.83	20.26	51	1.56	1.56	.88
10/31/2020	32.80	.34	.50	.84	(.23 )	—	(.23 )	33.41	2.61	42	1.58	1.58	1.02
Class R-2E:
10/31/2024	32.45	.72	5.94	6.66	(.50 )	—	(.50 )	38.61	20.57	4	1.28	1.28	1.94
10/31/2023	30.84	.63	1.38	2.01	(.40 )	—	(.40 )	32.45	6.49	4	1.28	1.28	1.89
10/31/2022	39.89	.43	(7.43)	(7.00)	(.41 )	(1.64)	(2.05)	30.84	(18.38)	3	1.28	1.28	1.24
10/31/2021	33.46	.45	6.43	6.88	(.45 )	—	(.45 )	39.89	20.59	3	1.28	1.28	1.17
10/31/2020	32.86	.43	.50	.93	(.33 )	—	(.33 )	33.46	2.86	3	1.30	1.30	1.31
Class R-3:
10/31/2024	32.48	.78	5.95	6.73	(.56 )	—	(.56 )	38.65	20.79	58	1.11	1.11	2.09
10/31/2023	30.87	.69	1.38	2.07	(.46 )	—	(.46 )	32.48	6.63	50	1.12	1.12	2.06
10/31/2022	39.92	.48	(7.42)	(6.94)	(.47 )	(1.64)	(2.11)	30.87	(18.21)	49	1.11	1.11	1.39
10/31/2021	33.48	.50	6.44	6.94	(.50 )	—	(.50 )	39.92	20.79	63	1.12	1.12	1.31
10/31/2020	32.87	.49	.50	.99	(.38 )	—	(.38 )	33.48	3.06	58	1.13	1.13	1.47
Class R-4:
10/31/2024	32.54	.89	5.96	6.85	(.67 )	—	(.67 )	38.72	21.14	44.82		.82	2.39
10/31/2023	30.93	.79	1.38	2.17	(.56 )	—	(.56 )	32.54	6.97	39.82		.82	2.35
10/31/2022	39.99	.59	(7.44)	(6.85)	(.57 )	(1.64)	(2.21)	30.93	(17.97)	38.81		.81	1.68
10/31/2021	33.53	.62	6.45	7.07	(.61 )	—	(.61 )	39.99	21.14	50.82		.82	1.61
10/31/2020	32.93	.59	.49	1.08	(.48 )	—	(.48 )	33.53	3.36	43.83		.83	1.77
Class R-5E:
10/31/2024	32.51	.96	5.96	6.92	(.74 )	—	(.74 )	38.69	21.37	9.63		.63	2.59
10/31/2023	30.90	.86	1.37	2.23	(.62 )	—	(.62 )	32.51	7.17	7.63		.63	2.55
10/31/2022	39.96	.65	(7.43)	(6.78)	(.64 )	(1.64)	(2.28)	30.90	(17.82)	6.63		.63	1.86
10/31/2021	33.51	.70	6.44	7.14	(.69 )	—	(.69 )	39.96	21.39	8.63		.63	1.80
10/31/2020	32.92	.65	.48	1.13	(.54 )	—	(.54 )	33.51	3.55	4.64		.64	1.95
Class R-5:
10/31/2024	32.59	1.00	5.97	6.97	(.78 )	—	(.78 )	38.78	21.51	18.53		.53	2.69
10/31/2023	30.97	.89	1.38	2.27	(.65 )	—	(.65 )	32.59	7.27	16.53		.53	2.64
10/31/2022	40.05	.69	(7.45)	(6.76)	(.68 )	(1.64)	(2.32)	30.97	(17.74)	20.52		.52	1.96
10/31/2021	33.58	.75	6.45	7.20	(.73 )	—	(.73 )	40.05	21.49	27.53		.53	1.93
10/31/2020	32.98	.68	.50	1.18	(.58 )	—	(.58 )	33.58	3.68	22.54		.54	2.05
Class R-6:
10/31/2024	32.56	1.02	5.97	6.99	(.80 )	—	(.80 )	38.75	21.55	15,516.48		.48	2.74
10/31/2023	30.95	.90	1.38	2.28	(.67 )	—	(.67 )	32.56	7.33	15,048.48		.48	2.69
10/31/2022	40.02	.71	(7.44)	(6.73)	(.70 )	(1.64)	(2.34)	30.95	(17.71)	13,034.48		.48	2.03
10/31/2021	33.56	.76	6.44	7.20	(.74 )	—	(.74 )	40.02	21.59	14,265.48		.48	1.96
10/31/2020	32.96	.70	.49	1.19	(.59 )	—	(.59 )	33.56	3.71	11,295.49		.49	2.11
Refer to the end of the table for footnotes.

46	American Funds Global Balanced Fund

Financial highlights (continued)

Portfolio turnover rate for all share classes[9,10]	Year ended October 31,
	2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	44%	44%	43%	56%	65%
Including mortgage dollar roll transactions	114%	91%	61%	69%	83%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[10]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

American Funds Global Balanced Fund	47

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Funds Global Balanced Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of American Funds Global Balanced Fund (the "Fund"), including the investment portfolio, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
December 11, 2024
We have served as the auditor of one or more American Funds investment companies since 1956.

48	American Funds Global Balanced Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2024:
Long-term capital gains	$21,399,000
Qualified dividend income	$413,882,000
Section 199A dividends	$2,449,000
Section 163(j) interest dividends	$369,138,000
Corporate dividends received deduction	$158,475,000
U.S. government income that may be exempt from state taxation	$91,653,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

49

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

50	American Funds Global Balanced Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Global Balanced Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: January 07, 2025